                                                       '33 Act File No. 33-21951
                                                       '40 Act File No. 811-5559


            As filed with the Securities and Exchange Commission
            ----------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549
                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 9
                                   AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 10

                     FINANCIAL HORIZONS INVESTMENT TRUST
             (Exact Name or Registrant as Specified in Charter)

                            One Nationwide Plaza
                            Columbus, Ohio  43215
             (Address of Principal Executive Offices) (Zip Code)

     Registrant's Telephone Number, Including Area Code:  (614) 249-7855

      Ms. Rae I. Mercer                 Send Copies of Communication to:
      One Nationwide Plaza              Druen, Rath & Dietrich
      Columbus, Ohio  43215             One Nationwide Plaza
      (Name and Address of Agent for    Columbus, Ohio  43215
      Service)

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It is proposed that this filing will become effective on February 29, 1996, pursuant to paragraph (b) of Rule 485.

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Pursuant to Rule 24f-2, the Registrant has declared an indefinite number of its shares of beneficial interest registered. Registrant filed its Rule 24f-2 Notice for the fiscal year ended October 31, 1995, on December 19, 1995.

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                     FINANCIAL HORIZONS INVESTMENT TRUST

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---------------------------------------------------------------------------

                            CROSS REFERENCE SHEET

N-1A Item No.                                                            Location
-------------                                                            --------
                                                              PART A

Item 1.  Cover Page .....................................                Cover Page
Item 2.  Synopsis .......................................                Summary of Trust Expenses
Item 3.  Condensed Financial Information ................                Financial History of the Trust
Item 4.  General Description of Registrant ..............                Cover Page
                                                                         Investment Objectives and Policies
Item 5.  Management of the Fund .........................                Management of the Trust
Item 6.  Capital Stock and Other Securities .............                Additional Information
Item 7.  Purchase of Securities Being Offered ...........                How To Invest
Item 8.  Redemptions or Repurchase ......................                How to Redeem Shares
Item 9.  Pending Legal Proceedings ......................                   *

                                                              PART B

Item 10. Cover Page .....................................                Cover Page
Item 11. Table of Contents ..............................                Table of Contents
Item 12. General Information and History ................                General Information and History
Item 13. Investment Objectives and Policies .............                Additional Information As To Investment
                                                                         Objectives and Policies; Investment
                                                                         Restrictions
Item 14. Management of the Registrant ...................                Trustees and Officers of the Trust
Item 15. Control Persons and Principal Holders
           of Securities ................................                Major Shareholders
Item 16. Investment Advisory and Other Services .........                Investment Manager and Other Services
Item 17. Brokerage Allocation ...........................                Brokerage Allocation
Item 18. Capital Stock and Other Securities .............                Major Shareholders
Item 19. Purchase, Redemption and Pricing of
           Securities Being Offered .....................                Purchases, Redemptions and Pricing of Shares
Item 20. Tax Status .....................................                Tax Status
Item 21. Underwriters ...................................                   *
Item 22. Calculation of Yield Quotations of
           Money Market Funds ...........................                Calculating Yield - Cash Reserve Fund
Item 23. Financial Statements ...........................                Financial Statements

                                                              PART C

Information required to be included in Part C is set forth under the appropriate item, numbered, in Part C to this Registration
Statement.

___________________________
* Not applicable or negative answer

PART A: PROSPECTUS

FEBRUARY 29, 1996

FINANCIAL HORIZONS INVESTMENT TRUST        FINANCIAL HORIZONS INVESTMENT TRUST

      - CASH RESERVE FUND                            P.O. Box 1492
      - GOVERNMENT BOND FUND                       One Nationwide Plaza
      - MUNICIPAL BOND FUND                     Columbus, Ohio 43216-1492
      - GROWTH FUND                        For Information and Assistance, Call
                                                      1-800-848-0920


        Financial Horizons Investment Trust ("Trust") is an open-end, diversified investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated May 9, 1988. The Trust offers shares in four separate series ("Funds"), each with its own investment objective.

        The investment objective of the Cash Reserve Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity through investing in a diversified portfolio of high quality money market instruments maturing in 397 days or less.

        The investment objective of the Government Bond Fund is to provide as high a level of income as is consistent with capital preservation from securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

        The investment objective of the Municipal Bond Fund is to provide as high a level of municipal income as is consistent with the preservation of capital through investing in diversified portfolio of investment grade municipal bonds.

        The investment objective of the Growth Fund is to provide long-term capital appreciation through investing in equity securities with above average, long-term growth potential.

TABLE OF CONTENTS

SUMMARY OF TRUST EXPENSES...........  2   HOW TO REDEEM SHARES............... 11
FINANCIAL HIGHLIGHTS................  3   ADDITIONAL INFORMATION............. 13
INVESTMENT OBJECTIVES AND POLICIES..  4   NET INCOME AND DISTRIBUTIONS....... 14
MANAGEMENT OF THE TRUST.............  8   TAX STATUS......................... 14
HOW TO INVEST.......................  9   DESCRIPTION OF SECURITIES.......... 15
PRIVILEGES AND SERVICES............. 10   INVESTMENT TECHNIQUES.............. 17



        This Prospectus provides you with the basic information you should know before investing in shares of the Trust. You should read it and keep it for future reference. A Statement of Additional Information, dated
February 29, 1996, has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by calling 1-800-848-0920 or writing Nationwide Financial Services, Inc., P.O. Box 1492, One Nationwide Plaza, Columbus, Ohio 43216-1492.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE CASH RESERVE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE CASH RESERVE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

        Unlike certificates of deposits and other traditional bank products, shares of Financial Horizons Investment Trust are not deposits or obligations of, or guaranteed or insured by, any bank or financial institution, the Federal Deposit Insurance Corporation
        (FDIC), the Federal Reserve Board or any other state or federal agency. Shares of Financial Horizons Investment Trust are subject to risk, including possible loss of principal, and may fluctuate in value. Financial Horizons Investment Trust shares are offered by licensed registered representatives of various broker-dealers and not by your bank or other financial institution. Your bank or other financial institution is not a broker-dealer.

      THE STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 29, 1996,
                     IS INCORPORATED HEREIN BY REFERENCE.

                          SUMMARY OF TRUST EXPENSES

        The purpose of this summary is to assist an investor in understanding the various costs and expenses that will be borne directly or indirectly by investing in the Funds. For a more detailed explanation of these expenses, see "Management of the Trust" and "How to Redeem Shares."

                       SHAREHOLDER TRANSACTION EXPENSES

                                 CASH      GOVERNMENT     MUNICIPAL
                                RESERVE       BOND          BOND         GROWTH
                                -------       ----          ----         ------
Maximum Sales Load
 Imposed on Purchases            None         None          None          None
Maximum Sales Load Imposed
  on Reinvested Dividends        None         None          None          None
Redemption or Exchange Fees      None         None          None          None
Deferred Sales Load (as a
  percent of redemption
  proceeds)                       None         5.00%         5.00%         5.00%


        A deferred sales load is imposed at the following declining rates for applicable Funds. If you choose to have your redemption wired to your bank, a $5 wire transfer fee will be deducted from the proceeds. (See "How to Redeem Shares.")

        Months Since Purchase                       Percentage of
            Payments Made                        Redemption Proceeds
            -------------                        -------------------
                0-12                                    5.00%
               13-24                                    5.00%
               25-36                                    4.00%
               37-48                                    3.00%
               49-60                                    2.00%
               61-72                                    1.00%
           73 & thereafter                              0.00%

                        ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)

                                 CASH      GOVERNMENT     MUNICIPAL
                                RESERVE       BOND          BOND         GROWTH
                                -------       ----          ----         ------
Management Fees                  0.40%        0.65%         0.65%        0.65%
12b-1 Fees*                      0.00%        0.50%*        0.50%*       0.50%*
Other Expenses                   0.25%        0.18%         0.20%        0.32%
Gross Expenses                   0.65%        1.33%         1.35%        1.47%
Expense Waiver**                   --        (0.44%)**        --          --
Net Expenses                     0.65%        0.89%         1.35%        1.47%



The expenses and fees set forth in the above table and the following example are for the fiscal year ended October 31, 1995.

 *The Distributor will waive .25% of the total .75% 12b-1 fee on applicable funds for at least through February 28, 1997.
**For the year ended October 31, 1995, the distributor waived an additional
  .44% of 12b-1 fees pursuant to NASD guidelines which limit sales charges and distribution fees. The amount of this waiver is dependent upon fund share purchase activity, and therefore it may be higher or lower in the 1996 fiscal year.


Example:
    The following table illustrates the expenses an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                 CASH      GOVERNMENT     MUNICIPAL
                                RESERVE       BOND          BOND         GROWTH
                                -------       ----          ----         ------
 1 Year                          $ 7          $ 59          $ 64         $ 65
 3 Years                         $21          $ 68          $ 83         $ 86
 5 Years                         $36          $ 69          $ 94         $100
10 Years                         $81          $110          $162         $176

    You would pay the following expenses on the same investment, assuming no redemption:

                                 CASH      GOVERNMENT     MUNICIPAL
                                RESERVE       BOND          BOND         GROWTH
                                -------       ----          ----         ------
 1 Year                          $ 7          $  9          $ 14         $ 15
 3 Years                         $21          $ 28          $ 43         $ 46
 5 Years                         $36          $ 49          $ 74         $ 80
10 Years                         $81          $110          $162         $176


    The above example is based on data for the Funds' fiscal yeare ended October 31, 1995.


    The above example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

                                                        FINANCIAL HIGHLIGHTS

                              Net
                           Realized                                 Distributions
                             Gain                                       from
   Net                      (Loss)                       Dividends       Net                        Net
  Asset           Net         and           Total          from        Realized                    Asset
  Value-      Investment   Unrealized       from           Net        Gain from      Total         Value-
Beginning       Income    Appreciation    Investment    Investment   Investment     Distribu-      End of
of Period       (Loss)   (Depreciation)   Operations      Income    Transactions      tions        Period

            INCOME FROM INVESTMENT OPERATIONS                                       LESS DISTRIBUTIONS

                                                            GROWTH FUND
  $10.00         $.25         $ .34         $ .59         $(.11)        $ --         $(.11)        $10.48         1989**
   10.48          .32         (1.90)        (1.58)         (.25)          --          (.25)          8.65         1990
    8.65          .17          3.72          3.89          (.30)        (.25)         (.55)         11.99         1991
   11.99          .22           .43           .65          (.18)          --          (.18)         12.46         1992
   12.46          .08          1.73          1.81          (.10)          --          (.10)         14.17         1993
   14.17          .03           .95           .98          (.04)          --          (.04)         15.11         1994
   15.11         (.01)         3.23          3.22          (.01)        (.15)         (.16)         18.17         1995

                                                        MUNICIPAL BOND FUND
  $10.00         $.51         $ .19         $ .70         $(.51)        $ --         $(.51)        $10.19         1989**
   10.19          .68          (.15)          .53          (.68)        (.04)         (.72)         10.00         1990
   10.00          .65           .61          1.26          (.65)          --          (.65)         10.61         1991
   10.61          .61           .07           .68          (.61)        (.04)         (.65)         10.64         1992
   10.64          .56          1.22          1.78          (.56)        (.11)         (.67)         11.75         1993
   11.75          .49         (1.62)        (1.13)         (.49)        (.27)         (.76)          9.86         1994
    9.86          .50           .90          1.40          (.50)          --          (.50)         10.76         1995

                                                        GOVERNMENT BOND FUND
  $10.00         $.73         $ .41         $1.14         $(.73)        $ --         $(.73)        $10.41         1989**
   10.41          .96          (.28)          .68          (.96)          --          (.96)         10.13         1990
   10.13          .90           .68          1.58          (.89)        (.01)         (.90)         10.81         1991
   10.81          .89           .25          1.14          (.89)        (.06)         (.95)         11.00         1992
   11.00          .63           .50          1.13          (.66)        (.16)         (.82)         11.31         1993
   11.31          .58         (1.10)         (.52)         (.58)        (.09)         (.67)         10.12         1994
   10.12          .68           .95          1.63          (.68)          --          (.68)         11.07         1995

                                                         CASH RESERVE FUND
  $ 1.00         $.06         $  --         $ .06         $(.06)        $ --         $(.06)        $ 1.00         1989**
    1.00          .07            --           .07          (.07)          --          (.07)          1.00         1990
    1.00          .05            --           .05          (.05)          --          (.05)          1.00         1991
    1.00          .03            --           .03          (.03)          --          (.03)          1.00         1992
    1.00          .02            --           .02          (.02)          --          (.02)          1.00         1993
    1.00          .03            --           .03          (.03)          --          (.03)          1.00         1994
    1.00          .05            --           .05          (.05)          --          (.05)          1.00         1995



                                                        FINANCIAL HIGHLIGHTS


                                 Net                          Net
                              Investment                   Investment
                                Income                       Income
                Expenses       (Loss) to     Expenses       (Loss) to                     Net Assets
               to Average       Average     to Average       Average                       at End of
   Total           Net            Net           Net            Net         Portfolio         Period
  Return         Assets         Assets        Assets*        Assets*       Turnover         (000's)

                            RATIOS/SUPPLEMENTAL DATA                                        ASSETS

                                                            GROWTH FUND
   6.5%          1.48%          2.62%          2.17%          1.73%          22.4%          $   531           1989**
 (15.5)          1.42           3.49           2.17           2.73           47.5               526           1990
  46.7           1.20           2.01           1.95           1.26            5.7             1,175           1991
   5.4           1.27           1.45           2.02            .70           12.1             3,095           1992
  14.6           1.44           0.63           2.03            .05           13.0             5,165           1993
   6.9           1.59           0.21           1.90           (.82)          14.1             6,787           1994
  21.6           1.47           (.05)          1.72           (.30)          29.2             7,594           1995

                                                        MUNICIPAL BOND FUND
   8.2%          1.43%          5.79%          2.12%          4.65%          34.5%          $ 1,073           1989**
   4.8            .69           6.63           2.10           5.25           16.1             1,709           1990
  13.0            .30           6.28           1.69           4.85           45.1             5,632           1991
   6.6            .65           5.65           1.62           4.68           58.0            14,641           1992
  17.2           1.01           4.81           1.61           4.11           47.0            25,858           1993
 (10.1)          1.27           4.58           1.57           4.28           69.7            26,412           1994
  14.5           1.35           4.82           1.60           4.57           60.8            25,806           1995

                                                        GOVERNMENT BOND FUND
  13.5%          1.42%          8.33%          2.11%          6.98%            --%          $ 1,119           1989**
   6.9             --           9.32           1.98           7.37           51.0             3,150           1990
  16.3             --           8.22           1.73           6.49           95.3            25,873           1991
  10.9            .65           8.18           1.66           7.17           87.7            64,249           1992
  10.8           1.00           5.55           1.61           4.93          143.6            84,602           1993
  (4.8)          1.28           5.42           1.58           5.12          174.4            70,218           1994
  16.7            .89           6.42           1.58           5.73          140.6            69,190           1995

                                                         CASH RESERVE FUND
   7.5%          1.53%          7.39%          2.23%          6.17%            --%          $ 2,133           1989**
   6.9           1.46           6.64           2.21           5.87             --             2,413           1990
   5.3           1.06           5.10           1.81           4.34             --             2,416           1991
   3.1           1.06           3.02           1.82           2.28             --             2,538           1992
   2.1           1.17           2.04           2.20            .79             --             2,788           1993
   3.1            .84           3.14           1.06           2.92             --             3,950           1994
   5.4            .65           5.29             --             --             --             4,150           1995

 * Ratios calculatged as if no expenses were waived.
** Period from December 19, 1988 (commencement of operations) through October
   31, 1989. Total return and ratios are annualized for periods of less than twelve months.
The information in the above table has been audited by KPMG Peat Marwick LLP Independent Auditors, whose report appears in the Statement of Additional Information. The Statement of Additional Information and the Annual Report, which contains further information about the Fund's performance may be obtained free of charge by calling 1-800-848-0920.

                           WHAT IS A MUTUAL FUND?

        A mutual fund is an investment company which makes investments on behalf of many individuals who share common goals. The money from all of the investors, whether a large or small amount, is pooled with that of others. Professional money managers then invest that pooled money in stocks, bonds or other securities, that, in the manager's judgment, will help the investors to achieve their objectives. Each investor, or shareholder, has a beneficial ownership of a share of the assets in the fund. This structure enables the smallest investors to enjoy the same rates of return and benefits of diversification that are generally reserved for only the most affluent investors.

WHAT ARE SOME OF THE ADVANTAGES OF INVESTING IN A FUND?

DIVERSIFICATION
        We all know it's not wise to place all of our investment dollars into one basket. In a mutual fund, managers generally distribute the shareholders' dollars among dozens of securities, thereby reducing the risk inherent in owning a smaller number of securities.

PROFESSIONAL MANAGEMENT
        Professional money managers make decisions regarding the purchase and sale of securities within the funds. Their decisions are based on extensive research and analysis. Very few individual investors have the time or the expertise to duplicate their efforts.

LIQUIDITY
        As a mutual fund investor, you can redeem all or part of your shares on any business day. Since the value of your beneficial ownership of a share of the fund may fluctuate from day to day, the amount you receive upon redemption may be more or less than your original investment.

CONVENIENCE
        As a shareholder, you can expect to receive confirmations and statements involving the ownership of your shares, including information relevant to dividends and capital gains (if any). In addition, you may make purchases or sales of your shares on any business day that the financial markets are open.

A VARIETY OF CHOICES
        Many funds, such as the Financial Horizons Investment Trust funds, offer a variety of funds, known as a "family." Each of the funds offers a different investment objective, ranging from the more conservative to the more aggressive. As your needs change, you may find it advantageous to transfer all or a part of your money to another fund within the family.

                     INVESTMENT OBJECTIVES AND POLICIES

        The Trust is designed to enable long-term investors to pursue a wide range of financial goals and to shift assets among the different Funds in response to changing personal objectives or economic conditions.
        Investments in each of the Funds of the Trust are made in many different securities which provide diversification to reduce risk. While there is careful selection and constant supervision by a team of professional investment managers, there can be no guarantee that the Funds' objectives will be achieved. Shareholder approval is required to change each Fund's investment objective and to change the investment restrictions of the Trust.

CASH RESERVE FUND

        The Cash Reserve Fund is designed to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity through investments in a portfolio of money market instruments with a remaining maturity of 397 days or less. The Fund seeks to achieve its objective by investing in instruments receiving a rating in one of the two highest categories by the following six nationally recognized statistical rating organizations (NRSROs): Duff and Phelps, Inc. (D&P); Fitch Investors Services, Inc. (Fitch); Moody's Investors Service, Inc. (Moody's); Standard & Poors Corp. (S&P); IBCA Limited and its affiliate, IBCA, Inc. (IBCA); and Thomson Bank Watch (Thomson).
        The types of instruments in which the Fund may invest are:
        -Obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies or instrumentalities, or any federally chartered corporation.

        -Repurchase Agreements may be entered into by the Fund in respect to any of the securities described above. The agreement is to purchase obligations, which the Fund is qualified to purchase, and at the same time the Fund resells it to the vendor and is obligated to redeliver the security to the vendor on an agreed date in the future and at an agreed price. The resale price is in excess of the purchase price and unrelated to the rate on the purchased security. These transactions afford the Fund an opportunity to earn, at no market risk, a return on cash which is only temporarily available. However, no more than 10% of its assets may be subject to repurchase agreements maturing in more than seven days. Potential risks associated with investment in repurchase agreements are twofold: 1) in the event of default of an issuer and a decrease in the value of the underlying securities below the repurchase price, the Fund could suffer a loss; and 2) in the event of an issuer's bankruptcy, a Fund's ability to dispose of underlying securities could be delayed.
        -Obligations of banks which, at the date of investment, are rated A2 or better by IBCA and TBW1 by Thomson, and have total assets in excess of $500 million, and the obligations of the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Obligations of savings and loan associations (including certificates of deposit and bankers' acceptances) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $500 million; and obligations of other banks or savings and loan associations if such obligations of other banks or savings and loan associations are insured by the Federal Deposit Insurance Coporation, provided that not more than 10% of the Fund's total assets shall be invested in such insured obligations.
        -Taxable or partly taxable obligations issued by state, county, or municipal governments.
        -Commercial Paper which at the date of investment is rated Duff 1 or Duff 2 by D&P, F-1 or F-2 by Fitch, P-1 or P-2 by Moody's, or A-1 or A-2 by S&P; or if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or Better by D&P, AA or better by Fitch, Aa or better by Moody's, or AA or better by S&P.
        The Fund may also invest up to 5% of its total assets in commercial paper which at the date of investment is rated F-2 by Fitch, Duff 2 by D&P, P-2 by Moody's, or A-2 by S&P. However, the Fund is limited as to the amount it may invest in the commercial paper of a single issuer to the greater of 1% of the Fund's total assets or $1 million.
        -Short-term corporate obligations which, at the date of investment, are rated AA or better by D&P, AA or better by Fitch, Aa or better by Moody's, or AA or better by S&P.

        -Bank loan participation agreements representing corporations and banks having a short-term rating, at the date of investment, of F-1 or F-2 by Fitch, Duff 1 or Duff 2 by D&P, P-1 or P-2 by Moody's, or A-1 or A-2 by S&P, under which the fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to the creditworthiness of the borrower.
        The Fund may invest in securities of foreign corporate issuers and in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars) in U.S. dollar denominations which at the date of investment are rated A1 or A2 by IBCA or TBW1 by Thomson. Because of this, investment in the Fund involves risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include: future political and economic developments; the possible imposition of foreign withholding taxes on interest income payable on the securities held in the portfolio; possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the portfolio.
        All the assets of the Fund will be invested in obligations with stated remaining maturities of 397 days or less and which generally will be held to maturity. The Fund will, to the extent feasible, make portfolio investments primarily in anticipation of or in response to, changing business, economic and financial conditions. The Fund will attempt to maximize the return on its investments through careful analysis of a wide range of investments available and the different yield relationships existing among various sectors of the market. The dollar weighted average maturity of the Fund's investment may not exceed 90 days. There can, however, be no assurance that the Fund's investment objective will be achieved.

        The Cash Reserve Fund is designed for investors who are seeking a place to temporarily invest funds while awaiting opportunities in other markets or for those investors who are currently unsure in which of the other Funds to invest.
        A description of NRSRO ratings is found in the Appendix to the Statement of Additional Information on page 10.

GOVERNMENT BOND FUND

        The investment objective of the Government Bond Fund ("Government Fund") is to provide as high a level of income as is consistent with the preservation of capital.
        The Government Fund will normally invest at least 65% of its assets in bonds issued by the U.S. government, and its agencies and instrumentalities (see Description of Securities, U.S. Government Securities, p. 15). These bonds pay interest at regular intervals, usually semi-annually, and pay principal at maturity.

        The Government Fund may invest up to 35% of its assets in zero coupon securities (see "Description of Securities, Zero Coupon Securities," p. 16) or mortgage-related securities (see Description of Securities, Mortgage-Related Securities, p. 16) and up to 20% of its assets in securities purchased on a "when-issued" or on a "forward delivery" basis (see Investment Techniques, When-Issued Securities, p. 17).
        The Government Fund may also enter into repurchase agreements (see Investment Techniques, Repurchase Agreements, p. 17) in any of the securities described above.

        The Government Fund will normally invest no more than 20% of its assets in repurchase agreements or in U.S. Government Securities maturing in less than one year (see Statement of Additional Information for a further discussion of
the risks associated with bond funds).   For temporary defensive purposes,
however, the Fund may invest up to 100% of its assets in these securities.

        There is minimal default risk involved in the purchase of U.S. government or U.S. government guaranteed securities. Securities issued by U.S. government agencies or instrumentalities, while perhaps having the implicit backing of the U.S. government, may not have an explicit guarantee of the payment of principal and interest (see Description of Securities, U.S. Government Securities, p. 15).

        The value of shares of the Government Fund will vary inversely with changes in interest rates. As with any fixed income investment, interest rate risk (when interest rates decline, the market value of a portfolio invested at higher yields can be expected to rise; conversely, when interest rates rise, the market value of a portfolio invested at lower yields can be expected to fall) does exist. While the Government Fund will engage in portfolio trading (shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal or lengthening the portfolio in anticipation of a decline in interest rates so as to maximize appreciation of capital) to manage this risk, there is no assurance that capital will be preserved. Thus, the Government Fund is designed for those willing to accept market fluctuations to obtain income.

MUNICIPAL BOND FUND

        The investment objective of the Municipal Bond Fund ("Municipal Fund") is to provide as high a level of municipal income as is consistent with the preservation of capital. Municipal income is used herein to mean income earned on municipal obligations. The Municipal Fund will normally invest at least 65% of the value of its total assets in debt securities generally called bonds.
        A fundamental policy of the Municipal Fund is that it will normally invest at least 80% of its assets in the following municipal obligations (see Description of Securities, Municipal Obligations, p. 17): (a) municipal bonds rated within the four highest credit categories Aaa, Aa, A or Baa by Moody's and/or AAA, AA, A or BBB by S&P, (b) state and municipal notes rated MIG-1 and MIG-2 by Moody's and/or SP-1 by S&P and (c) other types of short-term municipal securities such as commercial paper, provided that such securities are rated at least Prime-2 by Moody's or A-2 by S&P (see the appendix to the Statement of Additional Information for an explanation of Moody's and S&P's ratings). The categories Baa by Moody's and BBB by S&P are considered to lack outstanding investment characteristics and do have some speculative characteristics. An obligation, not rated by either Moody's or S&P, may be considered once an equivalent rating has been assigned by the Investment Adviser.
        The Municipal Fund may invest up to 40% of its assets in securities purchased on a "when-issued" or on a "forward delivery" basis (see Investment Techniques, When-Issued Securities, p. 18). It may also invest in securities affected by alternative minimum tax to the extent that such investments would be advantageous.
        The Municipal Fund will normally invest no more than 20% of its assets in short-term debt securities. (See Description of Securities, Short Term Debt Securities, p. 15.) For temporary defensive purposes, the Municipal Fund may invest up to 100% of its assets in either municipal or taxable short-term debt securities.
        There are three types of risks: interest rate risk, credit risk and diversification risk. The value of shares of the Municipal Fund will vary inversely with changes in interest rates. It also can be affected by the market's perception of changes in risk associated with specific credits. As perceived credit risk increases, the value of a specific credit generally decreases, and the converse is also true. Additionally, an increase in the Fund's concentration in specific market segments or specific credits results in less diversification and potentially an increase in the Fund's market risk. Because of these risks, the Municipal Fund's net asset value per share will fluctuate. Thus, the Municipal Fund is designated for those investors who are willing to accept possible market fluctuations to obtain income.
        Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities may be enacted in the future. Before investing in any fixed income security, you should determine whether your after-tax return is likely to be higher with a taxable or with a municipal security. (Refer to Tax Status, p. 14, for more information.)

GROWTH FUND

        The investment objective of the Growth Fund is to provide long-term capital appreciation. The Growth Fund will focus on investments that are seen to unfold over the long term, and will avoid investing on the basis of cyclical opportunity. Generally, long term would mean a period of between two and five years.
        The Growth Fund looks at a long term investment as one that will likely provide total return greater than that of the market in general over the relevant investment horizon. This total return would be composed of dividends paid plus increased price valuation of the security compared to its purchase price valuation.
        In evaluating the prospects for the earnings or asset growth that should provide increased price valuation, the Growth Fund normally considers:
a) the degree to which there are barriers to competition in the company's business, with higher barriers tending to increase the company's opportunity to achieve superior growth, b) quality of management and sufficient financial wherewithal to successfully exploit the company's business opportunities, and
c) social, economic, demographic, and/or technological trends that present the company with significant future business opportunities.
        The above criteria, present in sufficient degree, will normally present the Fund with numerous investment alternatives. However, the Fund will not invest unless it believes it is buying at a price valuation considerably lower than the future valuation over the relevant investment horizon.
        Management anticipates that over the long term, sufficient investments will be available under the criteria listed above to meet its objectives. However, it is not restricted to those criteria should market conditions dictate that its objective be met by adopting, in full or in part, other investment criteria.
        The Growth Fund maintains a policy of maximum flexibility in managing its portfolio. While it is generally intended to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the portion of one or another class of securities that may be held which in any way inhibit management in the selection of appropriate investments to reach objectives.
        While there is careful selection and constant supervision of the Growth Fund, there can be no guarantee that its objectives will be achieved. In seeking appreciation in price valuation, the Growth Fund may, for example, invest in a developmental stage company. Such an investment may not pay a dividend or produce the anticipated price valuation. It could even experience a reduction in price valuation with no capital gain resulting from its sale. In no event, however, may the Growth Fund invest more than 5% of its assets in companies which have a record of less than three years continuous operation or in securities for which market quotations are not readily available.
        The Growth Fund is designed to serve investors who do not require income, but are primarily interested in the growth of their capital.
        More details on investment objectives, investment policies, and investment restrictions are contained in the Statement of Additional Information.

                           MANAGEMENT OF THE TRUST

        The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust whereas the officers perform the daily functions of the Trust.

        Under the terms of the Investment Advisory Agreement, Nationwide Financial Services, Inc. ("NFS" or "Adviser"), One Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and, subject to the supervision of the Trustees, provides various administrative services and supervises the daily business affairs of the Trust. NFS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which in turn is a wholly owned subsidiary of the Nationwide Corporation, a holding company, which is wholly owned by the Nationwide Insurance Enterprise. NFS was incorporated in 1960 and has served as a registered investment advisor for 36 years.
        The Trust pays to the Adviser fees based on the average daily net assets of the Funds at the rate of .65% per annum for the Growth Fund, Municipal Bond Fund and Government Bond Fund, and .40% per annum for the Cash Reserve Fund. NFS, as Distributor, markets the shares of the Funds of the Trust. It also provides the accounting services, including daily valuation of each Fund's shares, preparation of financial statements, taxes and regulatory reports.
        The individuals primarily responsible for the day to day management of each fund's portfolio are as follows:
        Growth Fund--Laura Klebe, Senior Investment Analyst. Laura received Bachelor of Science and Masters of Business Administration Degrees from Case Western Reserve University. Before joining Nationwide in June of 1994, Laura was employed at Dow Chemical for two and one-half years as an Equity Securities Analyst. She has managed the Growth Fund since January 1996.

        Municipal Bond Fund--J. Randall Baney, Director - Municipal Securities. Randy received a Bachelor of Science Degree in Economics from The Ohio State University and an MBA from the University of Dayton. He has managed the Municipal Bond Fund since its inception in 1988.
        Government Bond Fund--Wayne T. Frisbee, Director - Investments. Wayne received a Bachelor of Science Degree in Business Administration from The Ohio State University. He has managed the Government Bond Fund since its inception in 1988.
        Cash Reserve Fund--Karen G. Mader, Securities Portfolio Manager. Karen received a Bachelor of Arts degree in Political Science and a Masters degree in International Business and Political Science, both from The Ohio State University. She has managed the Cash Reserve Fund since its inception in 1988.

        DISTRIBUTION
        The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Trust will pay NFS, as Distributor, compensation accrued daily and paid monthly at the annual rate of .75% of average daily net assets of the Growth Fund, Municipal Bond Fund and Government Bond Fund. No distribution fees will be paid by the Cash Reserve Fund. On March 1, 1994, NFS began waiving .25% of the total .75% annual 12b-1 fees for the Growth, Municipal Bond and Government Bond Funds, and will continue to waive at least through February 28, 1997. The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares of the Growth Fund, Municipal Bond Fund and Government Bond Fund.
        The purpose of the payments to NFS under the Trust's Plan is to compensate NFS for its distribution services to the Trust. Distribution expenses paid by NFS may include costs of printing and mailing prospectuses and sales literature to prospective investors and compensation to broker-dealers.

        SHAREHOLDER SERVICES
        --------------------

        Nationwide Investors Services, Inc. ("NIS"), One Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for the Trust. NIS is a wholly owned subsidiary of NFS.
        NIS, in its capacity as transfer agent, shall maintain appropriate shareholder account information, deposit and process all investments on a timely basis, process and mail redemption checks, examine and process legal changes in share registrations, respond to inquiries from investors, and prepare and mail confirmation statements. In its capacity as dividend disbursing agent, NIS shall calculate shareholder's dividends and capital gain distributions, prepare and mail distribution checks or cause reinvestment of distributions where required and prepare and mail dividend distribution confirmations. Additionally, NIS shall prepare, mail and tabulate all proxies relating to shareholder meetings, address and mail various reports including semiannual and annual reports, and solicit taxpayer identification numbers.

                                  EXPENSES
                                  --------

        In addition to the investment management fees and transfer agent fees previously discussed, the Trust will be responsible for certain other expenses, including custodian fees, printing and postage related to shareholders' reports, auditing and legal fees and trustee fees and expenses.
        By agreement with NFS, the Trust will not bear expenses in excess of limits prescribed by any state in which the Trust's shares are being offered for sale. Such limitations did not affect the Trust for the year ended
October 31, 1995.

                         MANAGEMENT'S DISCUSSIONS OF
                             FUND'S PERFORMANCE

        The 1995 Annual Report contains management's discussion of each Fund's performance including narrative discussions by the Funds' portfolio managers and line graphs comparing the performance of each fund since their inception to that of the S&P 500 Index, Lehman Brothers Municipal Bond Index, Merrill Lynch Government Master Index, or Merrill Lynch Mortgage Master Index, as appropriate, and the Consumers Price Index over the same periods. Copies of the 1995 Annual Report can be obtained free of charge by writing the Funds or calling the toll free number (1-800-848-0920).

                                HOW TO INVEST

        A minimum investment of $1,000 is required and subsequent investments
of $100 or more may be made at any time.   The Funds reserve the right to
reject any order. A confirmation statement will be mailed to you after each purchase.
          There are three ways to invest:
1.          BY MAIL - Complete the application in this Prospectus
            (additional payments to an existing account do not require the submission of a new application) and mail with your check or other negotiable bank draft payable to:

              Financial Horizons Investment Trust
              P.O. Box 1492
              Columbus, Ohio 43216-1492

            Orders for the purchase of shares accompanied by a check or other negotiable bank draft received in good order will receive the net asset value determined upon the date of receipt by the Transfer Agent, NIS. The Funds reserve the right to refuse certain third party checks.
            BY CONFIRMED ORDER - Only a broker dealer firm may place a confirmed order. Complete the application in this prospectus with your Account Executive (additional payments to an existing account do not require the submission of a new application) and deliver to your Account Executive a check or other negotiable bank draft.
            All confirmed orders for the purchase of shares of any of the funds will receive the net asset value next determined after receipt of the order by NIS.

2. BY WIRE - Request that your bank transmt immediately available funds by wire to the Funds' custodian bank.
            If you choose to establish your account or make subsequent investments by wire directly from your bank to the Funds' custodian bank, you must telephone our Customer Service Center (1-800-848-0920) by 11 a.m. Eastern Time and the wire must be received by the Funds' custodian bank by 2 p.m. Eastern Time in order to obtain same day investment. The bank that wires your money may charge a small fee for this service. If you are opening a new account, you must then complete an application and mail it to NIS.

                             PURCHASE OF SHARES

        Shares are purchased at net asset value. The net asset value is computed as of the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on days when the New York Stock Exchange is open and on such other days as the Board of Trustees determines and on days on which there is sufficient trading in a Fund's portfolio to materially affect the net asset value of that Fund. The Trust will not compute net asset value on customary national business holidays, including Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.
        The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. In determining the total net assets, portfolio securities, except for the Cash Reserve Fund, are valued at the quoted closing sale price or, if none, at their bid quotations obtained from an independent pricing organization which employs a combination of methods, including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities and by comparing valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Board of Trustees. In addition, money market instruments are valued at amortized cost. Expenses and fees are accrued daily. The net asset value per share of the Cash Reserve Fund is ordinarily $1.00, calculated at amortized cost in accordance with the rules of the Securities and Exchange Commission.

                           PRIVILEGES AND SERVICES

        The Funds offer the following privileges and services to you. Additional information about any of the services may be obtained by calling our toll free telephone number listed on the cover page of this prospectus.
        EXCHANGE PRIVILEGE--The Exchange Privilege allows you to exchange from any one of the Trust's Funds to any other of the Trust's Funds. The Exchange Privilege is a convenient way to take advantage of the different investment objectives of the Trust's Funds in order to respond to changes in your investment goals or in market conditions. An exchange is a sale and purchase of shares and, for federal income tax purposes, may result in a capital gain or loss. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. Shares of the fund exchanged to must be registered in the shareholder's state of residence. There is no limit to the number of exchanges you may make. Amounts exchanged from the Growth, Municipal Bond, and Government Bond Funds retain their original cost and purchase date for purposes of the contingent deferred sales charge.
        An exchange may be made in writing to Nationwide Investors Services, Inc., P.O. Box 1492, One Nationwide Plaza, Columbus, Ohio 43216-1492. Please be sure that your letter is signed by all owners of the account and that your account number and the Fund you wish to exchange to are included.
        You may use the Telephone Exchange Privilege if you have established that privilege. You must telephone our toll free number listed on the cover page of this prospectus by 4:00 p.m. Eastern Time to receive that day's closing share price. You may not revoke your request once instructions have been recorded and accepted.
        The Trust reserves the right at any time without prior notice to suspend, limit or terminate the Telephone Exchange Privilege or its use in any manner by any person or class. Election of the privilege authorizes the Trust and its transfer agent to voice-record all instructions to exchange. The Trust will employ reasonable procedures for the protection of shareholders to confirm that instructions communicated by telephone are genuine, such as, but not limited to, recording the conversation, requiring some form of personal identification and providing written confirmation of the transaction. If these procedures are not followed, the Trust may be liable for any loss due to unauthorized or fraudulent instructions.
        AUTOMATED DOLLAR COST AVERAGING--This systematic investment plan is designed especially for investors who want to invest large blocks of assets, but not all at one time. An initial investment of $5,000 or more is made in the Cash Reserve Fund. Then a fixed amount that you predetermine (minimum of $100) is transferred systematically monthly into one of the other FHIT Funds.
        This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly transfer from the Cash Reserve Fund to the FHIT Fund you select, buys more shares when share prices fall during low markets, and fewer shares at inflated prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.
        Those who have a more cautious outlook on investing can transfer smaller sums monthly and spread the transfer of assets into another FHIT Fund over a longer period of time, while those with a less cautious outlook can transfer larger sums over a shorter period. Either way, you receive the added benefits of current rates paid on the portion of your investment in the Cash Reserve Fund, along with the stability offered by the Cash Reserve Fund's fixed share price.
        The holding period for amounts transferred from the Cash Reserve Fund begins on the date of transfer for purposes of the contingent deferred sales charge.

        SYSTEMATIC INVESTMENT PLANS--Begin a systematic investment plan ($100 minimum) by authorizing monthly transfers directly from your personal bank checking account. The withdrawals from your bank account will begin on the 5, 15, or 20th of the month which you indicate, unless your application is received less than 20 days prior to this date. If your application is received less than 20 days prior to the date that you have indicated as your first withdrawal date, your first withdrawal will occur on the 5, 15, or 20th of the following month. When the date falls on a weekend or holiday, the withdrawal from your bank account will occur on the next business day. You pay no fee for this service. You may terminate at any time.
        TOLL-FREE INFORMATION AND ASSISTANCE--Available between the hours of 8:00 a.m.-5:00 p.m. Eastern Time through our service representatives. Call 1-800-848-0920.

        RETIREMENT PLANS--Shares of the Cash Reserve Fund, Government Fund and Growth Fund may be purchased for self-employed retirement plans, individual retirement accounts (IRAs), simplified employee pension plans, corporate retirement plans and other qualified plans. For a free information kit, call our toll-free number.
        SHAREHOLDER CONFIRMATION--You will receive a confirmation statement within ten business days following all transactions. Growth Fund shareholders receive a statement semi-annually following the June and December dividend payments. Shareholders of the Cash Reserve, Government Bond and Municipal Bond Funds receive a monthly statement.
        SHAREHOLDER REPORTS--All shareholders will receive semi-annual and annual reports detailing the financial operations of the Trust.
        WITHDRAWAL PLANS ($50 or more)--You may have checks for any fixed amount of $50 or more sent to you (or anyone you designate) automatically and at regular intervals from your Fund account. If you have an account of $5,000 or more, you may receive such checks every quarter. If you have an account of $10,000 or more, checks may be received every month. Withdrawal plan redemptions occur five business days before the end of the calendar month. Withdrawal plans, like other redemptions, are subject to the contingent deferred sales charge.

        AVERAGE COST REPORTING--Each calendar year, shareholders who had one or more redemptions during the prior year will receive an Average Cost Statement. This statement provides the gain or loss on the shares sold based upon the single category average cost method. The Average Cost method is only one of four cost basis methods available to shareholders. It is not available or applicable to fiduciary or corporate accounts, nor to accounts opened by transfers with different registrations.

                            HOW TO REDEEM SHARES

        You may redeem all or part of your shares of any Fund at any time. Shares are redeemed at net asset value at the closing of the New York Stock Exchange on the day the properly completed request is received by NIS, the transfer agent, at its office in Columbus, Ohio.
        You can redeem shares in any of the following ways:

1. By Mail (No Minimum)--Write to the Financial Horizons Investment Trust, Box 1492, Columbus, Ohio 43216-1492. The Trust will send a check to you. Please be sure that the letter requesting a withdrawal is signed exactly as the account is registered and that the account number and the Fund from which the withdrawal is to be made are included. Signature guarantees may be required for some redemptions.


Signature Guarantee--The funds reserve the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," to include, but not be limited to, banks, credit unions, savings associations, and member firms of national security exchanges. The requirement for a guaranteed signature is for your protection by preventing an unauthorized person from redeeming the shares and obtaining the proceeds. A notary public is not an acceptable guarantor.


2. By Telephone ($1,000 or more)--The Trust will wire redemptions of $1,000 or more directly to your account at a commercial bank if NFS has an authorization on file. Just telephone the Trust at its toll free telephone number before 4:00 p.m. Normally, the money requested will be wired to your bank the next business day after the withdrawal order has been received. A $5 fee will be deducted from the proceeds for this service. If redemptions are mailed to a bank, no fee is charged.
        Before NFS can accept instructions for telephone redemptions, you must have authorized this procedure. This can be done when the Application is completed. The authorization will remain in effect until written notice of its termination is received by the transfer agent.
        Payment for shares redeemed is made within three business days of written request. The Funds may delay payment of redemption proceeds for up to 12 days from the purchase date until the purchase check has cleared. To avoid this possible twelve day delay, you may make your investment by wire. You will receive a confirmation from the Fund each time you liquidate shares.

        Redemptions may be suspended or the date of payment postponed when the New York Stock Exchange is closed (other than customary weekend and holiday closings listed in the Statement of Additional Information) or if trading is restricted or if any emergency exists.
        The value of shares redeemed depends upon the market value of the investments of each Fund at the time of redemption and may be more or less than your cost.
        A contingent deferred sales charge is imposed on any redemption in the Growth Fund, Municipal Bond Fund or Government Bond Fund which causes the current value of a shareholder's account to fall below the total purchase payments made during the past six years. When a redemption is made, the charge is applied against the lesser of the purchase amount or the current value. The amount of the charge will depend on the number of months since the shareholder made the purchase payment from which an amount is being redeemed, except for shares acquired through an exchange from the Cash Reserve Fund in which case the holding period begins on the date of the exchange, according to the following table:

                                       Contingent
                                        Deferred
Months Since Purchase/                Sales Charge
   Exchange Was Made                   Percentage
   -----------------                   ----------
        0-12 ..........................   5.00%
        13-24 .........................   5.00%
        25-36 .........................   4.00%
        37-48 .........................   3.00%
        49-60 .........................   2.00%
        61-72 .........................   1.00%
        73 and following ..............   0.00%

        For purposes of the charge, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment from which a redemption has not already been effected. All payments during a month will be aggregated and deemed to have been made on the last day of the preceding month.
        There is no contingent deferred sales charge imposed on redemptions in the Cash Reserve Fund except when shares redeemed were acquired through an exchange from the Growth, Municipal or Government Bond Fund. The holding period for purposes of determining the contingent deferred sales charge percentage begins on the date the shares were originally purchased, not the date shares were exchanged.
        The contingent deferred sales charge does not apply to dividends reinvested nor the appreciation on an original investment. The contingent deferred sales charge is waived in the event of the shareholder's death or permanent disability, as certified by a physician. If the account is owned jointly by husband and wife, death or disability of either party will be considered sufficient to waive contingent deferred sales charges; if ownership is other than spousal, all owners must be deceased or disabled before contingent deferred sales charges will be waived. The Contingent Deferred Sales Charge may be reduced or eliminated when sales of the shares are made to Trustees of the Trust, directors, officers or employees of the Advisor, its affiliates or broker dealers which execute selling agreements with NFS where sales of the Fund's shares result in savings of sales expenses. In addition, the Contingent Deferred Sales Charge may be reduced or eliminated when shares are sold without commission expense to employees of depository institutions through which the Funds are offered for sale to the public.
        If you redeem all or part of your shares, you have a one-time privilege to reinvest all or part of the redemption proceeds in any of the Funds within thirty days and receive credit for any contingent deferred sales charge prorated according to the percentage of the reinvestment, e.g., 100% for a full reinvestment, etc. Reinvestment will not alter any capital gains tax payable on the redemptions and a loss may not be allowed for tax purposes.
        If you are a shareholder of the Cash Reserve, Government Bond or Municipal Bond funds and you redeem your shares, you will receive a check representing the value of your account less any applicable contingent deferred sales charges on the date of withdrawal, including all daily income dividends credited to your account through the date of withdrawal. If you redeem your shares of the Growth Fund after a dividend and/or capital gain has been declared, you will receive a check shortly after the payable date which has been declared by the Fund.
        The Trust may close any account which has a value of less than $250 due to redemptions. However, you will be notified if your account value is less than $250 and will be allowed ninety days to make additional investments before the account is liquidated.

                           ADDITIONAL INFORMATION

PERFORMANCE ADVERTISING FOR NON CASH RESERVE FUNDS
The non Cash Reserve Funds may use historical performance in advertisements, sales literature and the Prospectus. Such figures will include quotations of average annual total return for the most recent one, five and ten year periods (or the life of the Funds if less). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specified period. Historical performance should not be considered a representation of performance of or shareholder experience in the Funds in the future.
          The Government Fund and Municipal Fund may advertise yield calculated by dividing the net investment income per share earned during a thirty-day period by the maximum offering price per share on the last day of the period. Additionally, the Municipal Fund may advertise tax equivalent yield which is calculated by dividing yield by one minus a standard income tax rate.
        All performance advertising will reflect maximum sales charges and assume reinvestment of all distributions.
VOTING RIGHTS--A Board of Trustees, elected by the shareholders at an annual meeting or at a special meeting, conducts the business of the Trust. The Declaration of Trust does not require an annual meeting of the shareholders and the Trustees do not anticipate having annual meetings. Any Trustee may resign or be removed with cause by vote of two-thirds of the remaining Trustees. Any vacancy may be filled by an appointment of the remaining Trustees.
        Each shareholder of the Trust has one vote for each share held. Voting rights cover the investment management agreement, distribution agreement, election and removal of Trustees, termination of the Trust, sale of assets as a whole and change of investment objectives and restrictions. The Trust shall comply with all of the requirements of Section 16(c) of the Investment Company Act of 1940, as amended, if the number of shareholders, as provided for in
Section 16(c), wish to communicate with other shareholders for the purpose of requesting a meeting.
SHAREHOLDER LIABILITY--No shareholder is subject to any personal liability whatsoever in connection with any property owned by the Trust or the acts, obligations or affairs of the Trust (see the Statement of Additional Information for details).
SHAREHOLDER INQUIRIES--All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

                        NET INCOME AND DISTRIBUTIONS

        A shareholder may elect to receive dividends and, where applicable, capital gains in cash by so indicating on the application, or, if the account has already been opened, by written request signed by the shareholder. If the account has already been opened and is NOT a retirement plan (including an IRA), the election may also be changed by contacting the Customer Service Center at 1-800-848-0920 between the hours of 8:00 a.m.-5:00 p.m. Eastern
Time on any business day.

CASH RESERVE FUND

        The net income of the Cash Reserve Fund is determined once daily as of the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on each business day the New York Stock Exchange is open. All the net income of the Cash Reserve Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. (Shares purchased become entitled to dividends declared as of the first day following the date of investment.) Dividends are distributed in the form of additional shares of the Cash Reserve Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Cash Reserve Fund for each $1 (and fraction thereof) of dividend income.
        For this purpose, the net income of the Cash Reserve Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Cash Reserve Fund,
(b) less all actual and accrued expenses determined in accordance with generally accepted accounting principles and (c) plus or minus net realized gains and losses on the assets of the Fund. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost for the purposes of complying with the Investment Company Act of 1940, as amended.

GOVERNMENT FUND AND MUNICIPAL FUND

        Each of these Funds declare as a dividend substantially all of their net investment income each day the New York Stock Exchange is open. The dividend is payable to everyone who was a shareholder at the close of business the previous day. These income dividends, if any, are declared each day, and the accumulated total is credited to investors' accounts in the form of additional shares, or may be distributed in cash, on the last business day of each month. Any accounts that are completely redeemed before the end of the month will receive the month-to-date dividends through the day of redemption. The funds will distribute net realized capital gains, if any, annually after the close of the calendar year.

GROWTH FUND

        The Growth Fund distributes to its shareholders semiannual dividends substantially equal to all of its net investment income. The Growth Fund's net investment income consists of the interest and dividend income it earns (although such income is incidental to its investment objective) less expenses. The Growth Fund will distribute net realized capital gains, if any, annually after the close of the calendar year. Shareholders may elect to receive dividends and capital gains distributions in either cash or additional shares.
        The Trust will not mail checks for dividends of less than $5. Such dividends will be reinvested, and you will receive a confirmation.

                                 TAX STATUS

FEDERAL TAXES--Each of the Funds intends to qualify for treatment under subchapter M of the Internal Revenue Code and, therefore, must distribute substantially all of its net investment income and capital gains to shareholders annually. In general, if the Funds distribute all of their net investment income, they are not required to pay any federal income taxes. In addition, in the event the Funds fail to distribute the required portion of its investment income and capital gains in any year, they will be subject to a non-deductible 4% excise tax on the amount which they have failed to distribute. The Funds intend to make distributions in a sufficient amount to avoid the imposition of such tax.
        Dividends paid by each of the Funds, other than the Municipal Bond Fund, are taxable to the shareholder for federal income tax purposes.
        Dividends paid by the Municipal Bond Fund will be exempt from federal income tax to the extent that the income of the Fund is derived from bonds which qualify for such exemption. It is possible that some portion of the income from this Fund will be taxable annually. The taxable portion of each distribution shall be based on the ratio, each year, between the Fund's taxable income and total income. Such ratio shall be determined within 60 days following the close of the taxable year. The annual ratio may differ significantly from the ratio for the period actually covered by each distribution.

        Under current tax law as of February 29, 1996, net long-term capital gains, if any, realized by the Funds, are generally taxable to the shareholder at the same rate as ordinary income, but in no event may the tax rate on such capital gains exceed 28% for an individual or 35% for a corporation.

        Shareholders not subject to tax on their income will not pay tax on amounts distributed to them. The Trust will annually report to each shareholder the shareholder's portion of the net amount of income and capital gain for each fund, for inclusion in the shareholder's income.

        Under current tax law as of February 29, 1996, individual and corporate shareholders may be subject to the Alternative Minimum Tax ("AMT") if their Alternative Minimum Taxable Income ("AMTI") exceeds the exemption amounts set forth in Section 55 of the Code. The AMT, at a rate as high as 28 per cent for individuals and 20 per cent for corporations, is reduced by the regular tax due for the year. AMTI is the taxpayer's taxable income for the year for regular tax purposes, increased by the tax preferences described in Section 57 of the Code and adjusted as described in Section 56 of the Code. Preferences include interest from Specified Private Activity Bonds, as defined in Section 57(a)(5)(C) of the Code. Bonds of this type may be held by one or more of the Funds from time to time.

        A shareholder may be subject to federal backup withholding at a rate of 31% of each distribution if the shareholder fails to certify that the taxpayer identification number given is correct and that the shareholder is not subject to such withholding because of underreporting of income (or if the Internal Revenue Service gives notice that such certifications are not accurate).
STATE AND LOCAL TAXES--Distributions to shareholders of the Funds may be subject to state and local taxes, even if not subject to federal income taxes. These laws vary, and you are advised to consult a tax adviser regarding such taxes.

                          DESCRIPTION OF SECURITIES

SHORT TERM DEBT SECURITIES

        -Obligations of Commercial Banks and of Savings Associations include certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), fixed time deposits and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) maturing in one year or less;
        -Commercial Paper is short-term unsecured promissory notes (up to 9 months) issued in bearer form by bank holding companies, corporations and finance companies; and
        -Short-Term Corporate Obligations include corporate debt securities (other than commercial paper) with maximum maturities of one year.

U.S. GOVERNMENT SECURITIES

        U.S. Government Securities include obligations issued ( 1) by the U.S. Treasury and (2) by agencies and instrumentalities of the United States government. (U.S. government agencies are government-sponsored organizations acting under authority of Congress, such as Federal Land Banks, Central Banks for Cooperatives, Federal Home Loan Banks, the Farmers Home Administration, and the Federal Farm Credit System. U.S. government instrumentalities are organized by Congress under a federal charter and supervised and regulated by the U.S. government, such as the Federal National Mortgage Association and the Student Loan Marketing Association.) A distinction must be made between these obligations since some are supported by the full faith and credit of the U.S. Treasury, others by the discretionary authority of the U.S. Government, and still others only by the credit of the issuer.
        Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and
(2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as securities issued by the Farmers Home Association, the Federal Financing Bank, the

Government National Mortgage Association, the Maritime Administration Guaranteed Ship Financing Bonds issued after 1972 and the Small Business Administration). In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government; thus they are of the highest possible credit quality.
        Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by the issuer's right to borrow from the U.S. Treasury (such as securities issued by the Farm Credit System and the Tennessee Valley authority); some are supported by the authority of the U.S. Treasury to purchase obligations issued by agencies or instrumentalities (such as the Federal National Mortgage Association, Student Loan Marketing Association, and the Tennessee Valley Authority). Some are supported only by the credit of the issuing government agency or instrumentality (such as securities issued by the Financing Corporation, FICO).

ZERO-COUPON SECURITIES

        Zero-coupon securities are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
For tax purposes, the Internal Revenue Service maintains that the holder of a zero-coupon bond owes income tax on the interest that has accrued each year, even though the bondholder does not actually receive the cash until maturity.

        The Government Fund will only invest in zero-coupon securities which are direct obligations of the U.S. Treasury or agencies of the U.S. government. No zero-coupon securities issued by brokerage firms will be purchased by the Government Fund.

MORTGAGE-RELATED SECURITIES

        Mortgage-related securities include GNMA certificates, FNMA and FHLMC mortgage-based obligations.
        GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.
        The Federal National Mortgage Association ("FNMA"), a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government.
        Although the mortgage loans in a GNMA pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates. Because prepayments are made at par value, losses could be sustained on prepayments of GNMA certificates which had been purchased at prices above their par values.
        The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized return on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.
        FNMA and FHLMC also issue collateralized mortgage obligations ("CMO's"). CMO's are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMO's. Payments are passed through to the holders although not necessarily on a pro rata basis on the same schedule as they are received. Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO.

MUNICIPAL OBLIGATIONS

        Municipal obligations are classified as long-term if they mature in over one year, and as short-term if they mature in less than one year. Long-term municipal obligations are municipal bonds. They include debt issued to obtain funds for various purposes, including, but not limited to, funds for the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds.
        Short-term municipal obligations include municipal notes and commercial paper. Municipal notes include debt obligations issued to smooth cash flows caused by irregular flows of income into the treasuries of states and local units of government. The credit of the issuer is generally the sole guarantee. Among the most common such obligations are Bond Anticipation Notes (BANs), Revenue Anticipation Notes (RANs) and Tax Anticipation Notes (TANs). BANs are issued in anticipation of the sale of long-term bonds. RANs and TANs are issued in anticipation of the collection of taxes and other expected revenues. Municipal commercial paper is issued for interim finance or to provide working capital during seasonal shortfalls in taxes or revenues.
        Taxable or partly taxable issues in which the Cash Reserve Fund may invest include, but are not limited to, municipal notes or bonds with one year or less remaining until final maturity, issued to finance pollution control, sports facilities, parking facilities, industrial parks, housing finance, tax anticipation notes, bond anticipation notes, and revenue anticipation note obligations.
        All long-term, as well as short-term obligations, can be classified either as general obligation or revenue issues. General obligation issues are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The payment of such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors.

                            INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS

        The Cash Reserve Fund and Government Bond Fund may enter into Repurchase Agreements with banks and securities dealers. Under Repurchase Agreements, the Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price.
Repurchase agreements permit the Funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Fund's custodian securities equal to at least 102% of the acquired security's market value as monitored daily by the Investment Adviser (see "Management" below) . Each Fund only will enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser, subject to review by the Board of Trustees. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited.

WHEN-ISSUED SECURITIES

        In order to help ensure the availability of suitable securities for its portfolio, the Government Fund and the Municipal Fund may purchase securities on a "when-issued" or on a "forward delivery" basis which means that the obligations will be delivered to the Fund making the purchase at a future date beyond customary settlement time. It is expected that, under normal circumstances, a Fund purchasing securities on a "when-issued" or "forward delivery" basis will take delivery of such securities. In general, a Fund does not pay for the securities or start earning interest on them until the obligations are scheduled to be settled. While awaiting delivery of the obligations purchased on such basis, a Fund will establish a segregated account consisting of cash or high quality debt securities equal to the amount of the commitments to purchase "when-issued" securities.
        To the extent a Fund engages in "when-issued" or "forward delivery" transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. The Government Fund and the Municipal Fund will make commitments to purchase securities on a "when-issued" or "forward delivery" basis only with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if deemed advisable.
        Because a Fund must set aside cash or liquid high grade securities to satisfy its commitments to purchase "when-issued" or "forward delivery" securities, management of a Fund's investments may be limited by commitments to purchase "when-issued" or "forward delivery" securities.

                TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                     Nationwide Investors Services, Inc.
                                P.O. Box 1492
                            One Nationwide Plaza
                          Columbus, Ohio 43216-1492

                                  CUSTODIAN
                            The Fifth Third Bank
                          38 Fountain Square Plaza
                           Cincinnati, Ohio  45263

                            INDEPENDENT AUDITORS
                            KPMG Peat Marwick LLP
                            Two Nationwide Plaza
                            Columbus, Ohio 43215

                                LEGAL COUNSEL
                           Druen, Rath & Dietrich
                            One Nationwide Plaza
                            Columbus, Ohio 43215

                     DISTRIBUTOR AND INVESTMENT ADVISER
                     Nationwide Financial Services, Inc.
                            One Nationwide Plaza
                            Columbus, Ohio 43215

PART B.  STATEMENT OF ADDITIONAL INFORMATION
February 29, 1996
FINANCIAL HORIZONS INVESTMENT TRUST
                                - CASH RESERVE FUND
                                - GOVERNMENT BOND FUND
                                - MUNICIPAL BOND FUND
                                - GROWTH FUND

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Trust's Prospectus, dated February 29, 1996. The Prospectus may be obtained from Nationwide Financial Services, Inc., P.O. Box 1492, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-848-0920.

TABLE OF CONTENTS

        GENERAL INFORMATION AND HISTORY                     1
        ADDITIONALINFORMATION AS TO
                INVESTMENT OBJECTIVES AND POLICIES          1
        ADDITIONAL INFORMATION AS TO
                INVESTMENT TECHNIQUES                       2
        INVESTMENT RESTRICTIONS                             3
        MAJOR SHAREHOLDERS                                  4
        TRUSTEES AND OFFICERS OF THE TRUST                  5
        CALCULATING YIELD - CASH RESERVE FUND               6
        CALCULATING YIELD AND TOTAL RETURN
                - NON-CASH RESERVE FUNDS                    6
        INVESTMENT ADVISER AND OTHER SERVICES               7
        DISTRIBUTION AGREEMENT                              7
        PURCHASES, REDEMPTIONS AND PRICING OF SHARES        8
        SHAREHOLDERS' RIGHTS                                9
        CUSTODIAN                                           9
        BROKERAGE ALLOCATION                               10
        APPENDIX                                        10-13
        INDEPENDENT AUDITORS' REPORT                       14
        FINANCIAL STATEMENTS                            15-22

                       GENERAL INFORMATION AND HISTORY

Financial Horizons Investment Trust ("Trust") is an open-end, diversified investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated May 9, 1988. The Trust offers shares in four separate series ("Funds"), each with its own investment objective.

       ADDITIONAL INFORMATION AS TO INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Funds' investment objectives and policies discussed in the Prospectus.

The investment objectives and types of permitted investments described in the Prospectus may be changed without prior approval by, or notice to, the shareholders. There is no guarantee that the objectives will be realized. The investment restrictions, set forth herein and in the prospectus, cannot be changed without the approval of shareholders.

- RISKS AFFECTING FIXED INVESTMENTS
The net asset value of the shares of open-end investment companies such as the Government Fund and the Municipal Fund, which invest in fixed income securities, changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested at lower yields can be expected to decline. Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of shares of a Fund, such changes will not affect the income received by that Fund from such securities. However, since available yields and yield differentials vary over time, no specific level of income or yield differential can ever be assured. Also, the dividends paid by a Fund, if any, will increase or decrease in relation to the income received by that Fund from its investments which would, in any case, be reduced by that Fund's expenses before it is distributed to shareholders.

Although the mortgage loans in a GNMA pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates. Because prepayments are made at par value, losses could be sustained on prepayments of GNMA certificates which had been purchased at prices above their par values.

               ADDITIONAL INFORMATION AS TO INVESTMENT TECHNIQUES

- REPURCHASE AGREEMENT
Repurchase agreements (Repos) are agreements between a seller and a buyer, usually of U.S. Government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time. Repos, also called RPs or buybacks, are widely used both as a money market investment vehicle and as an instrument of Federal Reserve Monetary Policy. Where a repurchase agreement is used as a short-term investment, a government securities dealer, usually a bank, borrows from an investor (for instance, a mutual fund) with excess cash, to finance its inventory, using the securities as collateral. Such RPs may have a fixed maturity date or be Open Repos, callable at any time. Rates are negotiated directly by the parties involved, but are generally lower than rates on collateralized loans made by New York banks. The attraction of repos is the flexibility of maturities that makes them an ideal place to invest excess funds on a temporary basis. The Trust will only invest in repurchase agreements which are fully collateralized and monitored on a continuous basis by the Investment Adviser and have been affirmed by the Board of Trustees. The Trust will only enter into repos involving securities in which it would otherwise invest and with selected banks and securities dealers whose financial condition is evaluated regularly.

- WHEN-ISSUED SECURITIES
The Government Fund and Municipal Fund may purchase securities on a "when-issued" or on a "forward delivery basis. It is expected that under normal circumstances a Fund purchasing securities on a "when-issued" basis will take delivery of such securities. When a Fund commits to purchase a security on a "when-issued" or on a "forward-delivery" basis, it will follow procedures consistent with Securities and Exchange Commission policies. Since those policies currently recommend that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Fund will always have cash or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although none of the Funds intends to make such purchases for speculative purposes and each Fund intends to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if a Fund determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities before delivery, that Fund may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made and any gain or loss would not be tax-exempt. When the time comes to pay for "when-issued" or "forward delivery" securities, a Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than a Fund's payment obligation).

                            INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions as fundamental policies which cannot be changed without the approval of the holders of a majority of the shares of the Fund for which the change is proposed and which apply to all four Funds of the Trust, unless otherwise stated. All percentage limitations expressed are measured immediately after the relevant transaction is made.

Each Fund may not:

1. Invest for the purpose of making short-term trading profits or for the purpose of exercising control of management or deal with the Trustees in the purchase and sale of securities.

2. Invest more than 5% of its total assets (excluding cash and cash items) in the securities of any one issuer or own more than 10% of any class of voting or non-voting securities of any issuer (except the U.S. Government, its agencies and instrumentalities).

        (a) For the Cash Reserve Fund, 25% of the Fund's total assets may be invested in any class of voting or non-voting securities of commercial banks.

        (b) For the Cash Reserve Fund, up to 10% of its assets may be invested in any one issuer in First Tier Securities, as defined in the Investment Company Act of 1940, as amended, for a period of up to three business days after the purchase, provided the Fund may not make more than one such investment at a time.

3. Make loans to others except for the purchase of the debt securities listed above or the entering into repurchase agreements listed above.

4. Act as underwriter except to the extent that, in conjunction with the disposition of portfolio securities, the Fund may be deemed as underwriter under certain federal securities laws.

5. Pledge more than 10% of its assets and then only to secure temporary borrowings from banks.

6. Invest in puts, calls, straddles, spreads or any combination thereof or in oil, gas or other mineral leases, rights or royalty contracts.

7. Invest more than 5% of its total assets taken at cost in securities whose issuers or guarantor of principal and interest, including any predecessors, has been in operation for less than three years.

8.      Issue any senior securities.

9. Purchase securities on margin, but a Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities.


10. Invest more than 5% of a Fund's assets in companies, including their predecessors, which have a record of less than three years' continuous operation or in securities for which market quotations are not readily available.

11. Sell securities short or invest in securities, the disposition of which is restricted under federal securities laws and which may not be publicly sold without registration under the Securities Act of 1933, if as a result, more than 5% of the net assets of a Fund would be invested in such securities.

12. Invest 25% or more of each Fund's total assets in the securities of issuers in the same industry, except each Fund may invest more than 25% of the value of its assets in municipal notes, bonds and obligations issued, escrowed in or guaranteed by the U.S. Government, its agencies or instrumentalities.

        (a) Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas and telephone utilities are considered separate industries for this purpose.

        (b) Captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer sales finance and other finance are considered separate industries for this purpose.

        (c) For the Cash Reserve Fund, more than 25% of its assets, if deemed advisable, may be invested in obligations of domestic branches of U.S. commercial banks.

13.     Borrow money, except under the following circumstances:

        (a) A Fund may borrow an amount not in excess of 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) from banks for temporary purposes to facilitate the orderly sale of portfolio securities to accomodate unusually heavy redemption requests, if they should occur. This borrowing provision is not intended for investment purposes, nor will the Funds purchase portfolio securities during periods of borrowings outstanding;

        (b) A Fund may borrow an amount equal to no more than 5% of the value of each of the Funds' total assets (calculated when the loan is made) for temporary, emergency purposes, or for the clearance of transactions, to provide the investment manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management. This borrowing provision will not be used to leverage the funds or to borrow for extended periods of time.

14. Purchase or sell securities of other investment companies, as defined in the Investment Company Act of 1940, as amended, (except in connection with real estate, real estate mortgage loans, commodities or futures contracts).

15. For the Government Fund, invest more than 35% of its total assets in mortgage backed securities.

For purposes of the first restriction set forth in the heading "Investment Restrictions," in the prospectus, the Municipal Fund will regard the entity which has the ultimate responsibility for the payment of interest and principal as the issuer.

The Trust has executed an undertaking to comply with the following requirements of Section 123.2 of the regulations of the State Securities Board of Texas, as long as shares of the Funds are offered for sale within the State of Texas:

1. Section 123.2(3). Investments which are not readily marketable, including illiquid assets, are limited to 15% of average net assets of a Fund at the time of purchase.

2. Section 123.2(8). Investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

3. Section 123.2(10). Investments in real estate limited partnerships, oil, gas, and other mineral leases, or arbitrage transactions are not permitted in the Funds.

                               MAJOR SHAREHOLDERS

As of February 1, 1996, Nationwide Life Insurance Company of Columbus,
Ohio, had sole voting and investment power over 2,776,790 shares of the Cash Reserve Fund (66.8%), 154,007 shares of the Municipal Bond Fund (6.6%), and 63,165 shares of the Growth Fund (13.9%). The Trustees and Officers of the Trust owned less than 1% of the outstanding shares.

                       TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES AND OFFICERS

The principal occupations of the Trustees and Officers during the last five years and their affiliations are:

PETER F. FRENZER, TRUSTEE.
Chairman*
One Nationwide Plaza, Columbus, Ohio  43216.
Mr. Frenzer is President and Chief Operating Officer of the Nationwide Life Insurance Company, Nationwide Corporation, and Financial Horizons Life Insurance, and Executive Vice President of the Nationwide Enterprise. He is a Director of Nationwide Financial Services, Inc.

ROBERT M. DUNCAN, Trustee.
378 Bricker Hall, 190 North Oval Mall,
Columbus, Ohio.
Mr. Duncan is Vice President - General Counsel of the Ohio State University. He was formerly a Partner in the law firm of Jones, Day, Reavis & Pogue in Columbus. He was formerly U.S. District Court Judge, Southern District of Ohio.

D. RICHARD MCFERSON, Trustee*
One Nationwide Plaza, Columbus, Ohio  43216
Mr. McFerson is President and Chief Executive Officer of the Nationwide Enterprise. He was formerly President and General Manager of the Nationwide Enterprise. He is a Director of Nationwide Financial Services, Inc.

DR. JOHN C. BRYANT, Trustee.
44 Faculty Place, Wilmington Ohio.
Dr. Bryant is Executive Director of the Cincinnati Youth Collaborative. He was formerly Professor of Education, Wilmington College.

DR. THOMAS J. KERR, IV, Trustee.
1223-A Central Street, Evanston, Illinois  60201.
Dr. Kerr is President of Kendall College. He was formerly President of Grant Hospital Development Foundation.

JAMES F. LAIRD, Jr., Treasurer
One Nationwide Plaza, Columbus, Ohio 43216.
Mr. Laird is General Manager of Nationwide Financial Services, Inc., the Distributor and Investment Manager.


WILLIAM G. GOSLEE., Assistant Treasurer.
One Nationwide Plaza, Columbus, Ohio  43216.
Mr. Goslee is Treasurer of Nationwide Financial Services, Inc., the Distributor and Investment Manager.


RAE I. MERCER, Secretary.
One Nationwide Plaza, Columbus, Ohio  43216.
Ms. Mercer is Corporate Secretary of Nationwide Financial Services, Inc., Nationwide Investing Foundation, Nationwide Separate Trust and Nationwide Investing Foundation II.

* A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940.


Officers and interested Trustees will not be paid by the Trust in their capacity as officers. All Trustees and Officers of the Trust own less than 1% of the outstanding shares. The Trustees receive fees and reimbursement for expenses of attending board meetings for the Trust. The Compensation Table on the next page sets forth the total compensation to the Trustees from the Trust and from all funds in the Nationwide Fund Complex during the fiscal year ended October 31, 1995.

                               COMPENSATION TABLE

                                                      Pension or
                                  Aggregate           Retirement Benefits     Estimated           Total Compensation
                                  Compensation        Accrued as Part         Annual Benefits     from the
Name of Person, Position          from the Trust      of Fund Expenses        Upon Retirement     Fund Complex
Peter F. Frenzer, Chairman        -0-                 -0-                     -0-                  -0-
John C. Bryant, Trustee           $5,000              -0-                     -0-                  $12,500
Robert M. Duncan, Trustee         $5,000              -0-                     -0-                  $12,500
Thomas J. Kerr, IV, Trustee       $5,000              -0-                     -0-                  $12,500
D. Richard McFerson, Trustee      -0-                 -0-                     -0-                  -0-

                      CALCULATING YIELD--CASH RESERVE FUND


Any current money market fund yield quotation, subject to Rule 482 under the Securities Act of 1933, shall consist of seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Cash Reserve Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested.
As of October 31, 1995, the Fund's seven-day current yield was 5.19%. The effective yield was 5.32%.


The Cash Reserve Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Cash Reserve Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Cash Reserve Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in the Cash Reserve Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

         CALCULATING YIELD AND TOTAL RETURN - NON CASH RESERVE FUNDS

The non Cash Reserve Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

All performance advertisements shall include average annual total return quotations for the most recent one, five and ten year periods (or life, if a fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

The Government and Municipal Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a thirty-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest and includes a modified market value method for determining amortization. The yield will fluctuate and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.


The Government and Municipal Bond Funds' yields for the 30-day period ended October 31, 1995 were 6.28% and 4.72%, respectively.

The Government Bond, Municipal Bond and Growth Funds average annual total returns for the year ended October 31, 1995, were 16.7%, 14.5%, and 21.6%, respectively.

                    INVESTMENT ADVISER AND OTHER SERVICES

Investment Management Agreement

Under the terms of the Investment Management Agreement, Nationwide Financial Services, Inc. ("NFS") manages the investment of the assets of the Trust in accordance with the policies and procedures established by the Trustees, administers and manages the affairs of the Trust and furnishes office facilities, equipment and personnel to the Trust. The Agreement also provides that NFS shall reimburse the Trust for the compensation of the Trustees who are "interested persons" of NFS. By agreement with NFS, the Funds will not bear expenses in excess of limits prescribed by any state in which the Funds' shares are being offered for sale. To the best knowledge of NFS and the Trust, currently only California has expense limitations, which are 2.5% of the first $30 million of assets, 2.0% of the next $70 million of assets and 1.5% of assets thereafter.

During the fiscal years ended October 31, 1995, 1994, and 1993, the Investment Manager earned fees of $16,571, $15,926, and $16,963 for the Cash Reserve Fund; $447,894, $507,403, and $503,582 for the Government Bond Fund; $171,005,
$182,759, and $130,192 for the Municipal Bond Fund; and $46,886, $38,858, and
$26,531 for the Growth Fund.

NFS is wholly owned by Nationwide Life Insurance Company, which is wholly owned by the Nationwide Insurance Companies.

                             DISTRIBUTION AGREEMENT

NFS also acts as Distributor of the Trust's shares pursuant to the Distribution Agreement with the Trust. The Distributor pays commissions to salespersons, the cost of printing and mailing prospectuses to potential investors and any sales promotional expenses incurred by them in connection with their distribution of Trust shares.

The Distribution Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon not more than sixty days' nor less than thirty days' written notice.

To compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement, the Trust has adopted a Plan of Distribution (the "Plan") under Rule 12b-1 under the Investment Company Act. Under the Plan, the Trust pays the Distributor compensation accrued daily and paid monthly at the annual rate of .75% of the average daily net assets of the Growth Fund, Municipal Bond Fund and Government Bond Fund. Prior to February 29, 1994, the distribution fee was also charged on the Cash Reserve Fund. The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares.

During the fiscal years ended October 31, 1995, 1994, and 1993, the Distributor waived fees of $0, $7,279, and $18,433, for the Cash Reserve Fund; $476,865, $236,601, and $425,509 for the Government Bond Fund; $65,771, $84,082, and
$107,497 for the Municipal Bond Fund; and $18,033, $17,616, and $22,059 for the Growth Fund. The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares (see "How to Redeem Shares" in the Prospectus). In the fiscal year ended October 31, 1995, 1994, and 1993, such charges were $10,596, $6,697, and $0 for the Cash Reserve Fund; $75,240, $271,592, and $167,810 for the Government Bond Fund; $97,848, $79,727,
and $36,981 for the Municipal Bond Fund; and $28,961, $12,759, and $13,961 for the Growth Fund.

Pursuant to the Plan, at least quarterly, the Distributor shall provide the Trust a written report for review by the Trustees of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan shall remain in effect until the earlier of one year after the respective date of execution or the first meeting of shareholders after the effective date of the Trust's Prospectus. If approved at such meeting by a vote of a majority of the outstanding voting securities of the Trust, the Plan shall continue in effect thereafter, provided such continuance is approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on such Plan. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time without payment of any penalty by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or by a vote of a majority of the outstanding voting securities of the Trust (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. The Plan will automatically terminate in the event of its assignment (as defined in the Investment Company Act). So long as the Plan is in effect, the election and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders. In the Trustees' review of the Plan, they will consider the continued appropriateness and the level of compensation provided therein.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

All investments of the Trust are credited to the shareholders' accounts in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1,000 of a share). The Trust does not issue share certificates.

The net asset value per share of each Fund of the Trust is determined by NFS, as agent appointed by the Trustees, once daily as of the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on days when the New York Stock Exchange ("Exchange") is open or on any other day during which there is a sufficient degree of trading in a Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving. The net asset value per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities and dividing by the number of shares outstanding.

The value of portfolio securities of the Cash Reserve Fund is determined on the basis of the amortized cost valuation in accordance with Rule 2a-7 of the Investment Company Act of 1940. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value as determined by amortized cost is higher or lower than the price the Cash Reserve Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Cash Reserve Fund computed by dividing the annualized daily income of the Cash Reserve Fund by the net asset value computed as described above, may tend to be higher than a like computation by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.

The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Cash Reserve Funds amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Cash Reserve Funds' amortized cost price per share exceeds 1/2 of 1 percent, the Trustees will consider appropriate action which might include a reevaluation of all or an appropriate portion of the Cash Reserve Fund's assets based upon current market factors.

The Trustees, in supervising the Cash Reserve Fund's operations and delegating special responsibilities involving portfolio management to the Cash Reserve Fund's Investment Manager, have undertaken, as a particular responsibility within their overall duty of care owed to the Cash Reserve Fund's shareholders, to assure, to the extent reasonably practicable, taking into account current market conditions affecting the Cash Reserve Fund's investment objectives, that the Cash Reserve Fund's net asset value per share, rounded to the nearest 1 cent, will not deviate from $1.00. Pursuant to its objective of maintaining a stable net asset value per above, the Cash Reserve Fund will not purchase instruments with a remaining maturity of greater than 397 days and will maintain a dollar weighted average portfolio maturity of 90 days or less.

For orders placed after 4:00 p.m. Eastern Time or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value at 4:00 p.m. Eastern Time on the next day thereafter on which the Exchange is open for trading. The net asset value of a share of a Fund on which offering and redemption prices are based is the net asset value of a Fund, divided by the number of shares outstanding, the result being adjusted to the nearest cent.

The net income of the Cash Reserve Fund is determined once daily as of the time and on the days referenced above. All the net income of the Cash Reserve Fund, so determined, is declared in shares as a dividend to shareholders of record at the time of such determination. (Shares purchased become entitled to dividends declared as of the first day following the date of investment.) Dividends are distributed in the form of additional shares of the Cash Reserve Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Cash Reserve Fund for each $1 (and fraction thereof) of dividend income. An investment in the Cash Reserve Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

For this purpose, the net income of the Cash Reserve Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Cash Reserve Fund, (b) less all actual and accrued expenses determined in accordance with generally accepted accounting principles and (c) plus or minus net realized gains and losses on the assets of the Cash Reserve Fund. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the Investment Company Act of 1940.

Because the net income of the Cash Reserve Fund is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Cash Reserve Fund divided by the number of shares outstanding) remains at $1 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Cash Reserve Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Cash Reserve Fund in its account.

The Trust may suspend the right of redemption only under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

                              SHAREHOLDERS' RIGHTS

No shareholder shall be subject to any personal liability whatsoever to any person in connection with Trust property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its shareholders, in connection with Trust property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such person and all such persons shall look solely to the Trust property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder and shall reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Such rights accruing to a shareholder shall not exclude any other right to which such shareholder may be lawfully entitled nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a shareholder in any appropriate situation even though not specifically provided herein.

                                   CUSTODIAN

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is the custodian for the Financial Horizons Investment Trust Funds.

                              BROKERAGE ALLOCATION


During the years ended October 31, 1995, 1994, and 1993, brokerage commissions paid by the Growth Fund totaled $5,943, $2,757, and $2,893, respectively. During the years ended October 31, 1995, 1994, and 1993, the Cash Reserve Fund, Government Bond Fund, and Municipal Bond Fund paid no brokerage commissions. There is no commitment to place orders with any particular broker/ dealer or group of broker/dealers. Orders for the purchases and sales of portfolio securities of each Fund are placed where, in the judgment of the Investment Adviser, the best executions can be obtained. In allocating orders among brokers for execution on an agency basis, in addition to price considerations, the usefulness of the brokers' overall services is also considered. Services to be provided by brokerage firms may include handling of orders, analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker over and above negotiated brokerage commissions. The Trust and the Investment Adviser believe that these services and information, which in many cases would be otherwise unavailable to the Investment Adviser, will be of significant value to the Investment Adviser. The Investment Adviser does not believe that the receipt of such services and information will materially reduce the Investment Adviser's expense.


No formula, method or criteria other than as stated above is planned to be used in the allocation of orders among any firms. In the case of securities traded in the over-the-counter market, the Trust plans to deal with the marketmakers for such securities unless better prices can be obtained through brokers.

In its capacity as investment manager for various portfolios, NFS regularly evaluates all research service received and available to determine whether services should be continued or eliminated. In the management of the Funds, NFS does not intend to specifically search out or employ any new or additional research services.

                                    APPENDIX

                          DESCRIPTION OF NRSRO RATINGS

SHORT-TERM RATINGS (including commercial paper, senior short-term obligations and deposit obligations). Issues rated Duff 2 by Duff & Phelps, Inc. (D&P) have good certainty of timely payments, Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small. Relative strengths or weaknesses of the above factors determines whether the issuer's commercial paper is rated Duff 1+, Duff 1, or Duff 1-.

Issues assigned F-2 by Fitch Investors Services, Inc. (Fitch) have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings. Issues assigned the rating of F-1+ are regarded as having the strongest degree of assurance for timely payment and issues assigned F-1 reflect an assurance of timely payments only slightly less in degree than issues rated F-1+.

Among the factors considered by Moody's Investors Service, Inc. (Moody's) in assigning ratings are the following: (1) quality of management; (2) industry strengths and risks; (3) vulnerability to business cycles; (4) competitive position; (5) liquidity measurements; (6) debt structure; (7) operating trends; and (8) access to capital markets. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated P-1 or P-1.

Issues rated by Standard & Poor's (S&P) as A-1, the highest category, indicates that the degree of safety regarding timely payment is strong. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated AA or better. The issuer has access to at least two additional channels of borrowing. Basic earning and cash flow have an upward trend with allowance made for unusual circumstances. Typically the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1+, A-1 or A-2.

Issues rated TBW-2 by Thomson Bank Watch (Thomson) have a strong degree of safety regarding timely repayment of principal and interest. The relative degree of safety is not quite as high as an issues with a TBW-1 rating.

IBCA Limited and its affiliate, IBCA, Inc. (IBCA) issues ratings and reports on the largest U.S. and International bank holding companies, as well as major investment banks. IBCA's short-term rating system utilizes a dual system--Individual Ratings and Legal Ratings. The individual Rating addresses
1) the current strength of consolidated banking companies and their principal bank subsidiaries. A consolidated bank holding company/bank with an "A" rating has a strong balanced sheet, a favorable credit profile, and a consistent record of well above average performance. A "B" rating indicates a sound credit profile without significant problems. Performance is generally in line with or better than that of its peers. The Legal Rating addresses the question of whether an institution would receive support if it ran into difficulties. Issues rated A-1 are obligations supported by a very strong capacity for timely repayment. Issues rated A-2 have a very strong capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

Thomson issues ratings on bank holding companies, U.S. banks, international banks, investment banks, and savings and loan associations. Issues rated TBW1 are obligations that indicate a very high degree of likelihood that principal and interest will be paid on a timely basis. A TBW2 rating indicates that the relative degree of safety is not quite as high as an issue with a TBW1 rating.

                     DESCRIPTION OF MUNICIPAL NOTE RATINGS

                                 S&P'S RATINGS

A note rating by S&P reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating or bond. The following criteria will be used in making that assessment.

        - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

        - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

S&P note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.


SP-2    Satisfactory capacity to pay principal and interest.

                                MOODY'S RATINGS

MIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                          DESCRIPTION OF BOND RATINGS

The ratings of S&P and Moody's represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

                                 S&P'S RATINGS

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


Note: The ratings from AA to BBB may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the major rating categories.

                                MOODY'S RATINGS

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Note: Those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1.

BOND RATINGS

Bonds rated AA or AAA by D&P are deemed to be high quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Bonds rated AA or AAA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

Bonds rated AA or AAA by IBCA indicates a very strong capacity for timely repayment of debt. Margins of protection may not be as large as for AAA issues.

Bonds rated AA or AAA by Thomson indicates ability to repay principal and interest on a timely basis. Bonds rated AA may have limited incremental risk versus AAA issues.

                         INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees of The Financial Horizons Investment
Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of The Financial Horizons Investment Trust--Growth Fund, Municipal Bond Fund, Government Bond Fund, and Cash Reserve Fund--as of October 31, 1995, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 1995 by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Financial Horizons Investment Trust as of October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.



                                                        KPMG Peat Marwick LLP

Columbus, Ohio
December 8, 1995

FINANCIAL HORIZONS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES


October 31, 1995                                                                          MUNICIPAL      GOVERNMENT       CASH
                                                                         GROWTH              BOND           BOND         RESERVE
                                                                          FUND               FUND           FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $5,916,116,
  $25,203,813, $66,050,630, and $4,143,039, respectively)               $7,609,291      25,638,318      69,093,935      4,143,039
Cash                                                                        18,482               -               -         11,865
Accrued interest and dividends receivable                                    2,288         445,612         495,711              -
Receivable for Fund shares sold                                                166               -               -              -
Receivable for investment securities sold                                        -       1,264,511          60,989              -
                                                                        ---------------------------------------------------------
   Total Assets                                                          7,630,227      27,348,441      69,650,635      4,154,904
                                                                        ---------------------------------------------------------
LIABILITIES

Payable for investment securities purchased                                      -         975,843               -             -
Net payable for Fund shares redeemed                                        21,066          28,235         191,458            716
Demand loan payable to bank (note 3)                                             -         453,685               -              -
Sales charge payable                                                         3,785           8,888          34,188              -
Accrued management fees (note 2)                                             4,249          13,853          37,034          1,407
Accrued distribution fees (note 2)                                           3,271          10,656               -              -
Accrued transfer agent fees (note 2)                                           957           1,275          (1,845)            83
Payable for dividends accrued                                                    -          40,163         167,485          1,527
Other accrued expenses                                                       3,238           9,927          32,442            939
                                                                        ---------------------------------------------------------
   Total Liabilities                                                        36,566       1,542,525         460,762          4,672
                                                                        ---------------------------------------------------------
NET ASSETS                                                              $7,593,661      25,805,916      69,189,873      4,150,232
                                                                        =========================================================
Represented by:
 Capital Shares, $1 par value outstanding                                  417,898       2,397,968       6,248,879      4,150,235
 Capital paid in excess of par value                                     4,668,069      24,179,670      61,946,129              -
 Net unrealized appreciation                                             1,693,175         434,505       3,043,305              -
 Accumulated undistributed net
   realized gain (loss)                                                    821,167      (1,200,475)     (2,048,440)            (3)
 Accumulated (distributions in excess of)
   undistributed net investment income                                      (6,648)         (5,752)              -              -
                                                                        ---------------------------------------------------------
NET ASSETS                                                              $7,593,661      25,805,916      69,189,873      4,150,232
                                                                        =========================================================
Shares outstanding (unlimited number of
  shares authorized)                                                       417,898       2,397,968       6,248,879      4,150,235
                                                                        =========================================================
Net assets per share                                                        $18.17           10.76           11.07           1.00
                                                                        =========================================================

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
Year ended October 31, 1995


October 31, 1995                                                                          MUNICIPAL      GOVERNMENT       CASH
                                                                         GROWTH              BOND           BOND         RESERVE
                                                                          FUND               FUND           FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Income:
  Dividends                                                            $   78,212               -               -        -
  Interest                                                                 24,107        1,622,251       4,856,159       245,688
  Other income (note 2)                                                         -                -         181,387       -
                                                                       ---------------------------------------------------------
                                                                          102,319        1,622,251       5,037,546       245,688
                                                                       ---------------------------------------------------------
Expenses (note 2):
  Distribution fees                                                        54,102          197,313         516,795             -
  Investment management fees                                               46,886          171,005         447,894        16,571
  Transfer agent fees                                                      12,323           16,662          51,384         1,104
  Professional services                                                     2,103            8,105          21,569         1,223
  Registration fees                                                         1,843            3,126           6,066         1,079
  Shareholders' reports                                                     2,858            4,932          17,477           370
  Custodian fees                                                            2,435           13,500          15,000         5,476
  Trustes' fees and expenses                                                1,012            3,750           9,826           588
  Other                                                                       436            1,724           3,798           317
                                                                       ---------------------------------------------------------
    Total expenses before waived expenses                                 123,998          420,117       1,089,809        26,728
                                                                       ---------------------------------------------------------
    Total waived expenses                                                 (18,033)         (65,771)       (476,865)            -
                                                                       ---------------------------------------------------------
      Net expenses                                                        105,965           354,346        612,944        26,728
                                                                       ---------------------------------------------------------
    Net investment income (loss)                                           (3,646)        1,267,905      4,424,602       218,960
                                                                       ---------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments (note 3)                        821,167          (809,772)       500,983            (3)
                                                                       ---------------------------------------------------------
  Net change in unrealized appreciation (depreciation)                    607,704         3,105,091      5,712,175             -
                                                                       ---------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                1,428,871         2,295,319      6,213,158            (3)
                                                                       ---------------------------------------------------------
  Net increase in net assets resulting from operations                 $1,425,225         3,563,224     10,637,760       218,957
                                                                       =========================================================


See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
Years ended October 31, 1995 and 1994


                                                                                   GROWTH                  MUNICIPAL BOND
                                                                                    FUND                        FUND
                                                                            1995           1994            1995           1994
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss)                                        $   (3,646)        12,740       1,267,905       1,286,380
    Net realized gain (loss) on investments                                821,167        112,756        (809,772)       (390,703)
    Net change in unrealized appreciation (depreciation)
      of investments                                                       607,704        305,197       3,105,091      (4,008,495)
                                                                        ---------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations                                          1,425,225        430,693       3,563,224      (3,112,818)
                                                                        ---------------------------------------------------------
  Distributions to shareholders from:
    Net investment income                                                        -        (14,818)     (1,266,974)     (1,280,971)
    In excess of net investment income                                      (5,505)             -               -               -
    Net realized gain from investment transactions                         (65,310)             -               -        (636,382)
                                                                        ---------------------------------------------------------
    Decrease in net assets from distributions to shareholders              (70,815)       (14,818)     (1,266,974)     (1,917,353)
                                                                        ---------------------------------------------------------
  Capital share transactions:
    Net proceeds from sale of shares                                       520,132      1,664,390         437,772       7,416,729
    Net asset value of shares issued to shareholders from
      reinvestment of dividends and distributions                           69,603         14,530         827,461       1,268,408
    Cost of shares redeemed                                             (1,137,884)      (471,909)     (4,168,004)     (3,070,429)
                                                                        ---------------------------------------------------------
    Increase (decrease) in net assets derived
      from capital share transactions                                     (548,149)     1,207,011      (2,902,771)      5,614,708
                                                                        ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                      806,261      1,622,886        (606,521)        584,537
NET ASSETS - BEGINNING OF YEAR                                           6,787,400      5,164,514      26,412,437      25,827,900
                                                                        ---------------------------------------------------------
NET ASSETS - END OF YEAR                                                $7,593,661      6,787,400      25,805,916      26,412,437
                                                                        =========================================================
Undistributed net realized gain (loss) on investments
  included in net assets at end of period (note 1)                      $  821,167         65,310      (1,200,475)       (390,703)
                                                                        =========================================================
Undistributed (distributions in excess of) net investment
  income included in net assets at end of period (note 1)               $   (6,648)         2,503          (5,752)         (6,683)
                                                                        =========================================================
Shares sold                                                                 32,495        116,704          42,427         660,497
Shares issued to shareholders from reinvestment
  of dividends and distributions                                             4,761          1,038          80,208         115,125
Shares redeemed                                                            (68,472)       (33,208)       (403,632)       (294,362)
                                                                        ---------------------------------------------------------
      Net increase (decrease) in number of shares                          (31,216)        84,534        (280,997)        481,260
                                                                        =========================================================


See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
Years ended October 31, 1995  and 1994

                                                                           GOVERNMENT BOND                    CASH RESERVE
                                                                                FUND                              FUND

                                                                          1995             1994            1995          1994
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income                                            $ 4,424,602       4,233,446        218,960          105,988
     Net realized gain (loss) on investments                              500,983      (2,549,423)            (3)              36
     Net change in unrealized appreciation
       or  depreciation of investments                                  5,712,175      (5,537,920)             -                -
                                                                      -----------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations                                       10,637,760      (3,853,897)       218,957          106,024
                                                                      -----------------------------------------------------------
  Distributions to shareholders from:
    Net investment income                                              (4,454,858)     (4,215,913)      (218,917)        (106,031)
    Net realized gain from investment transactions                              -        (675,985)           (35)               -
    Paid in capital                                                       (14,227)              -              -                -
                                                                      -----------------------------------------------------------
    Decrease in net assets from distributions to shareholders          (4,469,085)     (4,891,898)      (218,952)        (106,031)
                                                                      -----------------------------------------------------------
  Capital share transactions:
    Net proceeds from sale of shares                                    1,055,320       3,986,976        890,988        1,829,645
    Net asset value of shares issued to shareholders from
      reinvestment of dividends and distributions                       2,526,566       2,648,228        213,199           84,108
    Cost of shares redeemed                                           (10,778,823)    (12,273,612)      (903,863)        (751,467)
                                                                      -----------------------------------------------------------
    Increase (decrease) in net assets derived
      from capital share transactions                                  (7,196,937)     (5,638,408)       200,324        1,162,286
                                                                      -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                  (1,028,262)    (14,384,203)       200,329        1,162,279
NET ASSETS - BEGINNING OF YEAR                                         70,218,135      84,602,338      3,949,903        2,787,624
                                                                      -----------------------------------------------------------
NET ASSETS - END OF YEAR                                              $69,189,873      70,218,135      4,150,232        3,949,903
                                                                      ===========================================================
Undistributed net realized gain (loss) on investments
  included in net assets at end of period (note 1)                    $(2,048,440)     (2,549,423)            (3)              35
                                                                      ===========================================================
Undistributed net investment income included in net
  assets at end of period (note 1)                                    $         -          30,256              -              (43)
                                                                      ===========================================================
Shares sold                                                               100,153         362,791        890,988        1,829,645
Shares issued to shareholders from reinvestment
  of dividends and distributions                                          239,877         246,966        213,199           84,108
Shares redeemed                                                        (1,029,256)     (1,155,210)      (903,863)        (751,467)
                                                                      -----------------------------------------------------------
    Net increase (decrease) in number of shares                          (689,226)       (545,453)       200,324        1,162,286
                                                                      ===========================================================


See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
GROWTH FUND
Statement of Investments October 31, 1995


COMMON STOCKS (92.0%)
---------------------
                                        Shares        Value (Note 1)
                                        ------        --------------
Airlines (1.3%)
  Skywest Inc.                           6,000         $  102,750
                                                       ==========
Business Service (6.4%)
  American Business Information*        10,500            183,750
  Healthcare Services Group, Inc. *      6,000             52,500
  Olsten Corp. (The)                     4,400            169,400
  TRO Learning, Inc.*                   10,000             78,750
                                                       ----------
                                                          484,400
                                                       ----------
Chemicals (1.9%)
  Loctite Corp.                          1,000             47,250
  Sigma-Aldrich Corporation              2,000             95,000
                                                       ----------
                                                          142,250
                                                       ----------
Computer Equipment (0.9%)
  American Power Conversion Corp.*       7,000             71,750
                                                       ----------
Computer Services and Software (4.0%)
  CFI Proservices, Inc.*                10,000            136,250
  SPSS, Inc.*                           10,000            168,750
                                                       ----------
                                                          305,000
                                                       ----------
Consumer Products (3.1%)
  National Picture & Frame Co.*         16,000            136,000
  Newell Co.                             4,000             96,500
                                                       ----------
                                                          232,500
                                                       ----------
Contract Manufacturing (3.0%)
  Dovatron International, Inc.*          4,000            123,000
  Electronic Fab Tech Corporation*       5,000             22,813
  Triple S Plastics, Inc.*               9,000             83,250
                                                       ----------
                                                          229,063
                                                       ----------
Dental (4.0%)
  Dentsply International Inc.            2,000             69,000
  National Dentex Corp.*                13,000            234,000
                                                       ----------
                                                          303,000
                                                       ----------
Distribution (1.3%)
  Bergen Brunswig Corp., Class A         4,725             98,044
                                                       ----------
Drugs (4.4%)
  Allergan Inc.                          4,000            117,500
  Schering-Plough Corporation            4,000            214,500
                                                       ----------
                                                          332,000
                                                       ----------
Education (2.0%)
  DeVry Incorporated*                    7,000            155,750
                                                       ----------
Electronics (5.8%)
  Intel Corp.                            4,000            279,500
  Woodhead Industries, Inc.             11,100            158,175
                                                       ----------
                                                          437,675
                                                       ----------
Engineering & Construction (1.5%)
  Fluor Corporation                      2,000            113,000
                                                       ----------

Financial Services (10.8%)
  Bear Stearns Companies, Inc.           3,472             69,006
  Gainsco, Inc.                         18,231            157,242
  Merrill Lynch & Co., Inc.              5,000            277,500
  Morgan Stanley Group, Inc.             1,000             87,000
  Silicon Valley Bancshares*             8,400            161,700
  Standard Financial, Inc.*              5,000             68,750
                                                       ----------
                                                          821,198
                                                       ----------
Food & Beverages (1.1%)
  Grand Metropolitan Plc ADR             1,500             41,250
  Grand Metropolitan Plc                 5,800             40,085
                                                       ----------
                                                           81,335
                                                       ----------
Food-Grain & Agriculture (2.8%)
  Archer Daniels Midland Co.            13,387            215,865
                                                       ----------

Healthcare Services (3.7%)
  Columbia HCA/Healthcare Corp.          4,000            196,500
  United American HealthCare Corp. *     7,500             82,500
                                                       ----------
                                                          279,000
                                                       ----------

Machinery & Capital Goods (5.6%)
  Duriron, Inc.                          3,000           $ 80,250
  Emerson Electric Company               1,000             71,250
  Kaman Corporation                      9,200             98,900
  Zebra Technologies Corporation*        3,000            178,500
                                                       ----------
                                                          428,900
                                                       ----------
Medical Products (1.1%)
  Biomet, Inc.*                          5,000             83,125
                                                       ----------
Oil & Gas (2.6%)
  Amoco Corporation                      1,300             83,038
  Royal Dutch Petroleum Company            500             61,436
  Texaco, Inc.                             800             54,500
                                                       ----------
                                                          198,974
                                                       ----------
Pollution Control (0.9%)
  WMX Technologies, Inc.                 2,500             70,313
                                                       ----------

Printing & Publishing (5.2%)
  Merrill Corporation                    6,000             96,000
  New England Business Service, Inc.     6,000            115,500
  Reader's Digest Assoc., Inc., Class B  2,800            129,500
  Varitronic Systems Inc.*               6,000             54,000
                                                       ----------
                                                          395,000
                                                       ----------
Restaurants (3.5%)
  Bob Evans Farms Inc.                   5,000             90,000
  Wendy's International, Inc.            8,800            174,900
                                                       ----------
                                                          264,900
                                                       ----------
Retail (7.0%)
  Advance Ross Corp.*                   10,000            275,000
  Cash America International, Inc.       6,000             30,750
  Franklin Quest Co.*                    3,000             71,625
  Smart & Final Inc.                     5,000             93,750
  Tractor Supply Co.*                    4,000             63,000
                                                       ----------
                                                          534,125
                                                       ----------
Telecommunications (7.1%)
  AT & T Corporation                     2,200            140,800
  MCI Communications Corporation         9,800            244,388
  Sprint Corporation                     4,000            154,000
                                                       ----------
                                                          539,188
                                                       ----------
Tire & Rubber (1.0%)
  Cooper Tire & Rubber Company           3,000             69,375
                                                       ----------
  Total common stocks (cost $5,295,305)                 6,988,480
                                                       ----------
U.S. GOVERNMENT OBLIGATIONS (7.2%)
  U.S. Treasury Bills                    Principal
  5.06% through 5.30%, due 11/16/95      ---------
  through 03/7/96 (cost $548,811)         $555,000        548,811
                                                       ----------

REPURCHASE AGREEMENT (1.0%)
  Merrill Lynch & Co., Inc.,
  5.45%, due 11/06/95, Collateralized by
  $589,677 FHLMC CMO, 6.7625%, due 07/15/23
  and $190 FHLMC #309710, 10.50%, due
  11/01/18, value $74,657
  (cost $72,000)                            72,000         72,000
                                                       ----------
    Total investments (cost $5,916,116)                $7,609,291
                                                       ==========

*  Denotes a non-income producing security.
Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percent of net assets.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
MUNICIPAL BOND FUND
Statement of Investments October 31, 1995

LONG-TERM MUNICIPAL SECURITIES - (99.4%)
----------------------------------------
                                                      Principal     Value (Note 1)
                                                      ---------     --------------
ALABAMA (4.4%)
  Birmingham, Alabama General
    Obligation Refunding Bonds,
      Series 1992-B,
      6.25%, 2016                                   $ 1,100,000         1,138,500
                                                                      -----------


FLORIDA (7.3%)
  Florida State Full Faith and Credit State
    Board of Education Public Education
      Capital Outlay Bonds, Series 1992-D,
        5.20%, 2014                                   1,000,000           951,250
  Orlando Florida Utilities Commission
    Water and Electric Subordinated Revenue
      Refunding Bonds, Series 1993-A,
        5.25%, 2014                                   1,000,000           941,250
                                                                      -----------
                                                                        1,892,500
                                                                      -----------

MASSACHUSETTS (8.3%)
  Massachusetts State Housing Finance
    Agency Residential Development
      Bonds, Series 1992-D
        6.80%, 2012                                   1,000,000         1,061,250
  Massachusetts State General Obligation
    Bonds Consolidated Loan of 1992,
      Series-B, 6.50%, 2013                           1,000,000         1,068,750
                                                                      -----------
                                                                        2,130,000
                                                                      -----------

NEVADA (3.8%)
  Nevada State General Obligation,
    Nevada Municipal Bond Bank Project,
      Numbers 49 & 50, 5.50%, 2016                    1,000,000           970,000
                                                                      -----------

NEW JERSEY (5.2%)
  New Jersey Turnpike Authority Turnpike
    Revenue Bonds, Series 1991-C,
      6.50%, 2016                                     1,225,000         1,345,969
                                                                      -----------

NEW YORK (4.0%)
  New York Local Government Assistance
    Corporation, Series 1993-E
      Refunding Bonds, 6.00%, 2014                    1,000,000         1,041,250
                                                                      -----------

NORTH CAROLINA (13.6%)
  Charlotte-Mecklenburg Hospital
    Authority, North Carolina Health Care
      System Revenue Bonds, Series 1992,
        6.25%, 2020                                   1,250,000         1,278,125
  North Carolina Eastern Municipal Power
    Agency Power System Revenue Bonds,
      Refunding, Series 1993-B,
        6.25%, 2012                                   1,250,000         1,260,938
  North Carolina Medical Care Commission
    Hospital Revenue Refunding, Presbyterian
      Health Services Project,
        5.50%, 2020                                   1,000,000           961,250
                                                                      -----------
                                                                        3,500,313
                                                                      -----------

PENNSYLVANIA (8.7%)
  Pennsylvania Housing Finance Agency
    Rental Housing Refunding Bonds,
      Issue 1992, 6.40%, 2012                         1,250,000         1,271,875
  Pennsylvania Turnpike Commission
    Turnpike Revenue Bonds, Series 1992-O,
      5.50%, 2017                                     1,000,000           967,500
                                                                      -----------
                                                                        2,239,375
                                                                      -----------

SOUTH CAROLINA (3.9%)
  South Carolina State Housing Finance &
    Development Authority Homeownership
      Mortgage Purchase Bonds,
        1994 Series -A, 6.375%, 2016                  1,000,000         1,015,000

TENNESSEE (4.1%)
  Nashville & Davidson County, Tennessee
    General Obligation Multi-Purpose
      Improvement Bonds, Series 1994,
        6.125%, 2014                                  1,030,000         1,071,200

TEXAS (18.1%)
  Harris County, Texas Tax and Revenue
    Certificates of Obligation, Series 1994,
      6.10%, 2013                                     1,000,000         1,036,250
  Houston, Texas Water and Sewer System
    Revenue Junior Lien Refunding Bonds,
      Series 1991-C, 6.375%, 2017                     1,160,000         1,212,200
  University of Texas System Revenue
    Financing System Refunding Bonds,
      Series 1991-B, 6.75%, 2013                      1,250,000         1,348,437
  Weatherford, Texas Independent School District
    Unlimited Tax School Building and
      Refunding Bonds, Series 1994,
        6.50%, 2015                                   1,000,000         1,065,000
                                                                      -----------
                                                                        4,661,887
                                                                      -----------

UTAH (3.9%)
  Utah Housing Finance Agency Multi-
    Family Housing Revenue Refunding Bonds,
      (Cottonwood Apartments Project),
        Issue 1995, 6.30%, 2015                       1,000,000         1,011,250
                                                                      -----------

VIRGINIA (10.1%)
  Richmond, Virginia General Obligation
    Public Improvement Refunding Bonds,
      Series 1991-B, 6.25%, 2018                      1,000,000         1,017,500
  Virginia Housing Development Authority
    Commonwealth Mortgage Bonds, Series
      1992-C, Subseries C-7, 6.30%, 2015                900,000           916,875
  Virginia Housing Development Authority
    Multi-Family Housing Bonds,
      Series 1991-F, 7.10%, 2013                        140,000           148,575
  Virginia Housing Development Authority
    Commonwealth Mortgage Bonds,
      Series 1990-B, Subseries B-4,
        6.85%, 2017                                     500,000           516,875
                                                                      -----------
                                                                        2,599,825
                                                                      -----------

WASHINGTON (4.0%)
  King County Washington Limited Tax
    General Obligation Various Purpose and
      Refunding Bonds, Series 1993-A
        6.00%, 2012                                   1,000,000         1,021,249
                                                                      -----------

      Total long-term municipal securities
        (cost $25,203,813)                                            $25,638,318
                                                                      -----------

Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
GOVERNMENT BOND FUND
Statement of Investments October 31, 1995

MORTGAGE BACKED SECURITIES (34.9%)
----------------------------------
                                                      Principal     Value (Note 1)
                                                      ---------     --------------
  FHLMC (REMIC) Series 1313-G,
    7.25%, 2007                                     $ 2,000,000          2,043,878
  FHLMC (REMIC) Series 1344-D,
    6.00%, 2007                                       3,000,000          2,818,107
  FHLMC (REMIC) Series 31-E,
    7.55%, 2020                                       1,289,219          1,317,890
  FHLMC (REMIC) Series 190-D,
    9.20%, 2021                                         900,000            936,674
  FHLMC (REMIC) Series 1143-Z,
    7.50%, 2021                                       2,636,511          2,672,049
  FNMA (REMIC) Series 1989-86,
    8.75%, 2019                                         553,985            577,252
  FNMA (REMIC) Series 1990-16D,
    9.00%, 2020                                       4,000,000          4,226,836
  FNMA (REMIC) Series 1990-7B,
    8.50%, 2020                                       2,000,000          2,081,678
  FNMA (REMIC) Series 1991-68E,
    8.35%, 2003                                       1,000,000          1,019,919
  FNMA (REMIC) Series 1991-73A,
    8.00%, 2021                                       1,200,000          1,236,791
  FNMA (REMIC) Series 1992-126VB,
    8.00%, 2002                                       4,000,000          4,187,316
  FNMA (REMIC) Series 1993-203PJ,
    6.50%, 2023                                       1,000,000            994,369
                                                                       -----------

      Total mortgage backed securities
      (cost $23,201,285)                                                24,112,759
                                                                       -----------

U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS (62.7%)
  Federal Home Loan Banks,
    7.08%, 2000                                       4,000,000          4,024,584
  Federal Home Loan Banks,
    6.36%, 2001                                       8,560,000          8,652,388
  Federal Home Loan Mortgage Corp.,
    6.31%, 2004                                       4,000,000          3,908,760
  Federal Home Loan Mortgage Corp.,
    7.98%, 2004                                       5,890,000          6,059,756
  Federal National Mortgage Association,
    6.90%, 2004                                       5,000,000          5,011,965
  Federal National Mortgage Association,
    7.05%, 2000                                       1,520,000          1,536,201
  Resolution Funding STRIPS,
    0.00%, 2006                                      15,000,000          7,800,885
  Resolution Funding STRIPS,
    0.00%, 2008                                       3,000,000          1,357,257
  Resolution Funding STRIPS,
    0.00%, 2013                                      10,000,000          3,103,190
  Resolution Funding STRIPS,
    0.00%, 2020                                      10,000,000          1,912,190

      Total U.S. government and
      agency long-term obligations
      (cost $ 41,235,345)                                               43,367,176
                                                                       -----------

REPURCHASE AGREEMENT (2.3%)
  Prudential Securities
    5.75% due 11/1/95, Collateralized by
      $1,765,000 U.S. Treasury Bond, due 10/17/96,
        market value - $1,676,503
          (cost $1,614,000)                                              1,614,000
                                                                       -----------
            Total investments
            (cost $ 66,050,630)                                        $69,093,935
                                                                       -----------

  Cost also represents cost for Federal income tax purposes.
  Portfolio holding percentages represent market value as a percentage of net assets.

  See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
CASH RESERVE FUND
Statement of Investments October 31, 1995

CANADIAN GOVERNMENT OBLIGATIONS (7.5%)
--------------------------------------
                                                      Principal     Value (Note 1)
                                                      ---------     --------------
  Canadian Wheat Board
    5.62%, due 12/08/95                               $ 160,000            159,076
  Export Development Corp.
    5.65%, due 11/08/95                                 152,000            151,833
                                                                        ----------
    Total Canadian government obligations
    (cost $310,909)                                                        310,909
                                                                        ----------

COMMERCIAL PAPER (89.1%)
AUTO/FINANCE (3.8%)
  Ford Motor Credit Co.
    5.70%, due 12/04/95                                 160,000            159,164
                                                                        ----------
BANKS (14.5%)
  CoreStates Capital Corp.
    5.67%, due 01/17/96                                 160,000            158,060
  Morgan (J.P.) & Company, Inc.
    5.70%, due 11/20/95                                 160,000            159,519
  National City Credit Corp.
    5.67%, due 12/19/95                                 150,000            148,866
  Norwest Corp.
    5.65%, due 11/17/95                                 135,000            134,661
                                                                        ----------
                                                                           601,106
                                                                        ----------
BROKER/DEALERS (14.9%)
  Bear Stearns Companies, Inc.
    5.76%, due 11/16/95                                 143,000            142,657
  Dean Witter Discover & Co.
    5.68%, due 01/26/96                                 160,000            157,829
  Merrill Lynch & Co., Inc.
    5.72%, due 11/22/95                                 153,000            152,490
  Smith Barney, Inc.
    5.71%, due 11/28/95                                 165,000            164,293
                                                                        ----------
                                                                           617,269
                                                                        ----------
CAPTIVE BORROWING CONDUIT (2.7%)
  Prudential Funding Corp.
    5.74%, due 11/20/95                                 114,000            113,655
                                                                        ----------
CONSUMER/SALES FINANCE (9.6%)
  American Express Credit Corp.
    5.67%, due 12/08/95                                 156,000            155,091
  Associates Corp. of North America
    5.60%, due 01/05/96                                 125,000            123,736
  Beneficial Corp.
    5.73%, due 11/08/95                                 118,000            117,868
                                                                        ----------
                                                                           396,695
                                                                        ----------
CORPORATE CREDIT UNIONS (2.6%)
  U.S. Central Credit Union
    5.65%, due 01/19/96                                 108,000            106,661
                                                                        ----------
DIVERSIFIED FINANCE (7.6%)
  General Electric Capital Corp.
    5.57%, due 02/21/96                                 160,000            157,227
  Transamerica Finance Group Inc.
    5.67%, due 11/13/95                                 160,000            159,697
                                                                        ----------
                                                                           316,924
                                                                        ----------
FINANCIAL SERVICE/UTILITY (3.6%)
  National Rural Utilities Cooperative Finance Corp.
    5.70%, due 11/09/95                                 150,000            149,810
                                                                        ----------
FOODS AND BEVERAGES (3.1%)
  Campbell Soup Co.
    5.67%, due 01/10/96                                 127,000            125,600
                                                                        ----------
INSURANCE (3.2%)
  American General Corp.
    5.66%, due 12/14/95                                 132,000            131,107
                                                                        ----------


INSURANCE-LIFE (3.7%)
  MetLife Funding, Inc.
    5.71%, due 11/17/95                                 155,000            154,607
                                                                        ----------
LEASE FINANCING (3.8%)
  PHH Corporation
    5.72%, due 12/04/95                                 160,000            159,161
                                                                        ----------
OFFICE EQUIPMENT AND SUPPLY (2.4%)
  Pitney Bowes Credit Corp.
    5.675%, due 12/01/95                                100,000             99,527
                                                                        ----------
OIL & GAS (3.9%)
  Chevron Oil Finance
    5.75%, due 11/06/95                                 160,000            159,872
                                                                        ----------
PAPER AND FOREST PRODUCTS (3.8%)
  Sonoco Products Co.
    5.60%, due 12/15/95                                 160,000            158,905
                                                                        ----------
PHARMACEUTICALS/HEALTH CARE (2.3%)
  Schering Corp.
    5.57%, due 04/16/96                                 100,000             97,416
                                                                        ----------
RETAIL TRADE (3.6%)
  Wal-Mart Stores Inc.
    5.68%, due 11/14/95                                 150,000            149,692
                                                                        ----------

  Total commercial paper
  (cost $3,697,171)                                                      3,697,171
                                                                        ----------

U.S. GOVERNMENT OBLIGATIONS (3.2%)
  Federal National Mortgage Association
    5.59%, due 11/03/95
      (cost $134,959)                                   135,000            134,959
                                                                        ----------

        Total investments
        (cost $4,143,039)                                               $4,143,039
                                                                        ----------

FINANCIAL HORIZONS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding throughout the years ended October 31.

                                                         GROWTH FUND                                 MUNICIPAL BOND FUND

                                           1995     1994     1993     1992     1991        1995     1994     1993     1992     1991
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $ 15.11    14.17    12.46    11.99     8.65        9.86    11.75    10.64    10.61    10.00
  Net investment income (loss)             (.01)     .03      .08      .22      .17         .50      .49      .56      .61      .65
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation)                         3.23      .95     1.73      .43     3.72         .90    (1.62)    1.22      .07      .61
                                        -------------------------------------------------------------------------------------------
       Total From Investment
         Operations                        3.22      .98     1.81      .65     3.89        1.40    (1.13)    1.78      .68     1.26
                                        -------------------------------------------------------------------------------------------
Dividends from net
  investment income                           -     (.04)    (.10)    (.18)    (.30)       (.50)    (.49)    (.56)    (.61)    (.65)
Distributions in excess of net
  investment income                        (.01)       -        -        -        -           -        -        -        -        -
Distributions from net
  realized gain from
  investment transactions                  (.15)       -        -        -     (.25)          -     (.27)    (.11)    (.04)       -
                                        -------------------------------------------------------------------------------------------
       Total Distributions                 (.16)    (.04)    (.10)    (.18)    (.55)       (.50)    (.76)    (.67)    (.65)    (.65)
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value                          3.06      .94     1.71      .47     3.34         .90    (1.89)    1.11      .03      .61
NET ASSET VALUE-
  END OF PERIOD                         $ 18.17    15.11    14.17    12.46    11.99       10.76     9.86    11.75    10.64    10.61
                                        ===========================================================================================
Total Return (1 Year)                     21.57%    6.92%   14.59%    5.42%   46.67%      14.50%  (10.11%)  17.18%    6.56%   13.01%

Net Assets, End of Period (000)         $ 7,594    6,787    5,165    3,095    1,175      25,806   26,412   25,828   14,641    5,632
  Ratio of expense to
    average net assets                     1.47%    1.59%    1.44%    1.27%    1.20%       1.35%    1.27%    1.01%     .65%     .30%
Ratio of net investment income (loss)
  to average net assets                    (.05%)    .21%    0.63%    1.45%    2.01%       4.82%    4.58%    4.81%    5.65%    6.28%
Ratio of expense to
  average net assets *                     1.72%    1.90%    2.03%    2.02%    1.95%       1.60%    1.57%    1.61%    1.62%    1.69%
Ratio of net investment income (loss)
  to average net assets *                  (.30%)   (.82%)   0.05%    0.70%    1.26%       4.57%    4.28%    4.11%    4.68%    4.85%

Portfolio turnover                        29.19%   14.14%   12.98%   12.14%    5.68%      60.79%   69.67%   46.95%   57.98%   45.12%



                                                        GOV'T BOND FUND                                CASH RESERVE FUND

                                           1995     1994     1993     1992     1991        1995     1994     1993     1992     1991
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-
  BEGINNING OF PERIOD                   $ 10.12    11.31    11.00    10.81    10.13        1.00     1.00     1.00     1.00     1.00
Net investment income                       .68      .58      .63      .89      .90         .05      .03      .02      .03      .05
Net realized gain (loss) and
  unrealized appreciation
  (depreciation)                            .95    (1.10)     .50      .25      .68           -        -        -        -        -
                                        -------------------------------------------------------------------------------------------
       Total From Investment
         Operations                        1.63     (.52)    1.13     1.14     1.58         .05      .03      .02      .03      .05
                                        -------------------------------------------------------------------------------------------
Dividends from net
  investment income                        (.68)    (.58)    (.66)    (.89)    (.89)       (.05)    (.03)    (.02)    (.03)    (.05)
Distributions from net
  realized gain from
  investment transactions                     -     (.09)    (.16)    (.06)    (.01)          -        -        -        -        -
                                        -------------------------------------------------------------------------------------------
       Total Distributions                 (.68)    (.67)    (.82)    (.95)    (.90)       (.05)    (.03)    (.02)    (.03)    (.05)
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value                           .95    (1.19)     .31      .19      .68           -        -        -        -        -
NET ASSET VALUE-
  END OF PERIOD                         $ 11.07    10.12    11.31    11.00    10.81        1.00     1.00     1.00     1.00     1.00
                                        ===========================================================================================
Total Return (1 Year)                     16.68%   (4.75%)  10.76%   10.93%   16.25%       5.41%    3.08%    2.05%    3.07%    5.27%

Net Assets, End of Period (000)         $69,190   70,218   84,602   64,249   25,873       4,150    3,950    2,788    2,538    2,416
Ratio of expense to
  average net assets                        .89%    1.28%    1.00%     .65%       -         .65%     .84%    1.17%    1.06%    1.06%
Ratio of net investment income
  to average net assets                    6.42%    5.42%    5.55%    8.18%    8.22%       5.29%    3.14%    2.04%    3.02%    5.10%
Ratio of expense to
  average net assets *                     1.58%    1.58%    1.61%    1.66%    1.73%          -     1.06%    2.20%    1.82%    1.81%
Ratio of net investment income
  to average net assets *                  5.73%    5.12%    4.93%    7.17%    6.49%          -     2.92%     .79%    2.28%    4.34%

Portfolio turnover                       140.55%  174.40%  143.63%   87.67%   95.32%          -        -        -        -        -

*Ratios calculated as if no expenses were waived.
See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
Notes to Financial Statements
October 31, 1995

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Financial Horizons Investment Trust (Trust) is a diversified, open-end investment company organized under the laws of Massachusetts by a Declaration of Trust dated May 9, 1988. The Trust offers shares in four separate mutual funds which are registered under the Investment Company Act of 1940, as amended. On December 19, 1988, the Trust was capitalized through the sale of capital stock to Nationwide Life Insurance Company in the amounts of $500,000 in the Growth Fund, $1,000,000 in the Municipal Bond Fund, $1,000,000 in the Government Bond Fund, and $2,000,000 in the Cash Reserve Fund, which including the earnings thereon are still invested in the respective funds.

   (a) Security Valuation

       (1)  Growth Fund, Municipal Bond Fund and Government Bond Fund:
            Securities traded on a national securities exchange are valued at closing prices. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices. Short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market.

       (2) Cash Reserve Fund: Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.


   (b) Security Transactions and Investment Income
       Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income, including pro rata and constant yield amortization of premium and discount where applicable, is recorded on an accrual basis.

   (c) Federal Income Taxes
       The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders.
       As of October 31, 1995, the Municipal and Government Bond Funds had net capital loss carry forwards of $1,200,475 and $2,048,440, respectively, which will expire in 7 to 8 years.

   (d) Dividends to Shareholders
       (1)     Growth Fund:
               Dividends are recorded on the ex-dividend date.
       (2)     Municipal Bond Fund, Government Bond Fund, and Cash Reserve
               Fund: Dividends are declared daily and paid monthly from net investment income.

   Distributable net realized capital gains are declared and distributed at least annually for all funds.

   Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital.

   (e) Expenses
       Direct expenses of a fund are allocated to that fund. General expenses of the Trust are allocated to the funds based upon each fund's relative average net assets.

2. TRANSACTIONS WITH AFFILIATES
   As  investment  manager for the Funds, Nationwide Financial Services, Inc.
   (NFS), an affiliated company, receives an annual fee of .65% based on the average daily net assets of the Funds. Total annual expenses of each Fund will not exceed the limits prescribed by any state in which the Fund's shares are offered for sale. Such limitation did not affect management fees charged during the periods covered by the financial statements.

   NFS also receives fees for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of the Funds at an annual rate of .75%. NFS waived distribution fees for the Growth, Municipal Bond, and Government Bond Funds of $18,033, $65,771, and $476,865 respectively, representing $.049, $.026, and $.073 per average share outstanding, during the year ended October 31, 1995.

   NFS also receives fees as principal underwriter from contingent deferred sales charges (CDSC) ranging from 5% to 1%, changed from 6% maximum on March 1, 1994, imposed on redemptions which cause the current value of an account to fall below the total purchase payments made during the past six years. During the year ended October 31, 1995, NFS received fees of $28,961, $97,848, $75,240, and $10,596 on the Growth, Municipal Bond, Government Bond, and Cash Reserve Funds, respectively. Additionally, the Government Bond Fund retained fees (CDSC) of $181,387 pursuant to NASD guidelines which limit sales charges payable to underwriters. These fees are reported as "other income."


   A subsidiary of NFS (Nationwide Investors Services, Inc.) acts as transfer and dividend disbursing agent for the Funds.

3. BANK LOANS
   The Trust has an unsecured bank line of credit of $1,250,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. As of October 31, 1995, the Municipal Bond Fund was paying interest at 6.31% per year on its outstanding borrowings. No compensating balances are required.

4. INVESTMENT TRANSACTIONS
   Purchases and sales of investment securities (excluding short-term securities), and purchases and sales of U.S. Government Obligations for the year ended October 31, 1995 are summarized as follows:

                                                               U.S. GOVT.
                                   SECURITIES                  OBLIGATIONS
                              PURCHASES       SALES       PURCHASES       SALES
--------------------------------------------------------------------------------
Growth Fund                  $1,968,808   2,318,346       1,496,301   1,601,432
Municipal Bond Fund          15,833,041  18,795,771               -           -
Government Bond Fund                  -   1,232,576      93,339,389  97,442,768
Cash Reserve Fund                     -           -         814,876   1,150,000

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation (depreciation) at October 31, 1995 are the following components:

                          UNREALIZED    UNREALIZED         UNREALIZED
                            GAINS         LOSSES          APPRECIATION
                                                         (DEPRECIATION)
-------------------------------------------------------------------------------
Growth Fund               $1,920,737     (227,562)          1,693,175
Municipal Bond Fund          544,781     (110,276)            434,505
Government Bond Fund       3,089,329      (46,024)          3,043,305

PART C.  OTHER INFORMATION
FEBRUARY 29, 1996

FINANCIAL HORIZONS INVESTMENT TRUST

Item 24.    Financial Statements and Exhibits
            ---------------------------------

      (a)   Financial Statements:                    Cash Reserve Fund
                                                     Government Bond Fund
                                                     Municipal Bond Fund
                                                     Growth Fund

                                                                                                           Page
                                                                                                           ----
           (1)  Financial statements and schedules included in Prospectus (Part A):

                Financial Highlights for the years ended October 31, 1995, 1994, 1993, 1992,
                1991, 1990 and the period December 19, 1988, commencement of operations, through October 31, 1989......................................................................3

           (2)  Financial statements and schedules included in Part B:

                Those financial statements and schedules required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A)

                Financial Highlights for the years ended October 31, 1995, 1994,1993, 1992,
                1991, 1990 and the period December 19, 1988, commencement of operations, through October 31, 1989.....................................................................22

                Statements of Investments at October 31, 1995.............................................19-21

                Statements of Assets and Liabilities at October 31, 1995.....................................15

                Statements of operations for the year ended October 31, 1995.................................16

                Statements of Changes in Net Assets for each of the years in the two-year period ended October 31, 1995.............................................................17-18

                Notes to Financial Statements................................................................23

                Independent Auditors' Report relating to the above financial statements and the
                Financial Highlights.........................................................................14

      (b)   Exhibits:

            (1)  Declaration of Trust (Charter), previously filed with registration statement and herein incorporated by reference.

            (2)  By-Laws, previously filed with registration statement and herein incorporated by reference.

            (3)  Not applicable.

            (4)  Not applicable.

            (5)  Investment Management Agreement previously filed with registration statement and herein incorporated by reference.

            (6)  Underwriting Agreement previously filed with registration statement and herein incorporated by reference.

            (7) Not applicable.

           (8)  Custodian Agreement previously filed with registration statement and herein incorporated by reference.

           (9)  Transfer and Dividend Disbursing Agent Agreement previously filed with registration statement and herein incorporated by reference.

           (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable was filed with the Securities and
                Exchange Commission on December 20, 1995, pursuant to Rule 24f-2 and herein incorporated by reference.

           (11) Independent Auditors' Consent.

           (12) Not applicable.

           (13) Not applicable.

           (14) Not applicable.

           (15) Distribution Plan previously filed with registration statement and herein incorporated by reference.

           (16) Performance Quotation Computation Schedule previously filed with Post-Effective Amendments and herein incorporated by reference.


Item 25.   Persons Controlled by or Under Common Control with Registrant
           -------------------------------------------------------------

      No person is presently controlled by or under common control with Registrant.

Item 26.  Number of Holders of Securities
          -------------------------------


                                                   Number of Record
                                                     Holders as of
      Title of Class                               December 31, 1995
      --------------                               -----------------
      Cash Reserve Fund                                      56
      Government Bond Fund                                 2994
      Municipal Bond Fund                                   842
      Growth Fund                                           740


Item 27.  Indemnification
          ---------------

Limitation of Liability and Indemnification provisions for Trustees, officers, employees and agents of Registrant are set forth in Article V, Sections 5.1 through 5.3 of the Declaration of Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under Section 5.1 of the Declaration of Trust shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

        (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

        (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

        (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

        (iii) in the event of a settlement of other disposition not involving a final adjudication as provided in paragraphs (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

               (A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

               (B)  by written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of
Section 5.3 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under Section 5.3 of the Declaration of Trust, provided that either:

        (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

        (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

       As used in Section 5.3 of the Declaration of Trust, a "Disinterested Trustee" is one (i) who is not an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. See Item 24(b)(1) (Exhibit 1) above, whose terms and conditions as summarized herein are hereby incorporated by reference.

       Limitation of Liability provisions for the Investment Manager are set forth in paragraph 6 of the Investment Management Agreement. The Investment Manager shall not be liable for any instructions, action or failure to act, or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security on the recommendation of the Investment Manager, whether or not such recommendation shall have been based upon its own investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith; but nothing herein contained shall be construed to protect the Manager against any liability to the Trust or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement. See item 24(b)(5) above (Exhibit 3), whose terms and conditions as summarized herein are hereby incorporated by reference.

       Registrant undertakes that it will comply with the indemnification provisions of its Declaration of Trust, Investment Management Agreement, Underwriting Agreement and any other agreement to which the Registrant is a party containing indemnification provisions in accordance with the provisions of Investment Company Act of 1940 Release No. 11330, as modified from time to time.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

       Nationwide Financial Services, Inc. (NFS), the investment adviser of Financial Horizons Investment Trust, also serves as the investment adviser to Nationwide Investing Foundation, Nationwide Investing Foundation II and Nationwide Separate Account Trust, and serves as general distributor to the Nationwide Multi-Flex, Nationwide Spectrum, Nationwide DC, and Nationwide Variable and Variable II Accounts, separate accounts of Nationwide Life Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.


          Directors and Officers of Investment Adviser
          --------------------------------------------

Lewis J. Alphin      Farm Owner and Operator, 519 Bethel Church
                     Road, Mount Olive, NC  28365
                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and
                     Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company
                     Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Wausau Service Corporation.
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Underwriters Insurance Company.

Willard J. Engel     General Manager--Lyon County Cooperative Oil
                     Company, 1100 East Main Street, Marshall, MN
                     56258
                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,

                     Nationwide General, Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company.

Fred C. Finney       Farm Owner and Operator-Melrose Fruit Farm; Operator-
                     Melrose Orchard, 1558 West Moreland Road,
                     Wooster, OH 44691
                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and
                     Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company
                     Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Wausau Service Corporation
                     Wausau Business Insurance Company
                     Wausau Underwriters Insurance Company
                     Wausau General Insurance Company.

Peter F. Frenzer     President and Chief Operating Officer and Director
                     --------------------------------------------------
                     Nationwide Life Insurance Company
                     Nationwide Life and Annuity Insurance Company
                     President and Director
                     ----------------------
                     California Cash Management Company

                     National Premium and Benefit Administration Company

                     Nationwide Cash Management Company
                     Nationwide Corporation
                     Nationwide Investors Services, Inc.

                     Nationwide Property Management, Inc.

                     Executive Vice President and Director
                     -------------------------------------
                     Employers Insurance of Wausau A Mutual Company

                     Employers Life Insurance Company of Wausau

                     Wausau Service Corporation

                     Wausau Preferred Health Insurance Company

                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Indemnity Company
                     Executive Vice President
                     ------------------------

                     Nationwide Mutual Insurance Company
                     Nationwide Mutual Fire Insurance Company
                     Nationwide General Insurance Company
                     Nationwide Property and Casualty Insurance
                     Company
                     The Beak and Wire Corporation

                     Executive Vice President-Investments
                     ------------------------------------
                     Colonial Insurance Company of California
                     Lone Star General Agency, Inc.

                     Colonial County Mutual Insurance Company
                     Trustee
                     -------
                     Nationwide Insurance Enterprise Foundation
                     Vice Chairman and Director
                     --------------------------

                     Nationwide Financial Institution Distributors Agency, Inc. Nationwide Communications Inc.

                     Nationwide Development Company
                     NEA Valuebuilder Investor Services, Inc.
                     PEBSCO Securities Corp.
                     Public Employees Benefit Services Corporation

                     Director, Chairman and Chief Executive Officer
                     ----------------------------------------------
                     Pension Associates of Wausau, Inc.

                     Director
                     --------
                     Affiliate Agency, Inc.
                     Affiliate Agency of Ohio, Inc.
                     Financial Horizons Distributors Agency of Alabama, Inc. Financial Horizons Distributors Agency of Ohio, Inc. Financial Horizons Distributors Agency of Oklahoma, Inc. Financial Horizons Securities Corporation
                     InHealth Agency, Inc.

                     Nationwide HMO, Inc.

                     InHealth Management Systems, Inc.
                     Landmark Financial Services of New York, Inc.
                     MRM Investments, Inc.
                     National Casualty Company
                     National Premium & Benefit Administration Company Nationwide Community Urban Redevelopment Corporation

                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company

                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Underwriters Insurance Company NWE, Inc. Chairman of the Board and Director
                     ----------------------------------
                     West Coast Life Insurance Company
                     Neckura Holding Company

                     Vice Chairman, President and Director
                     -------------------------------------
                     Nationwide Financial Services, Inc.

                     Chairman and Trustee
                     --------------------
                     Financial Horizons Investment Trust
                     Nationwide Investing Foundation
                     Nationwide Investing Foundation II
                     Nationwide Separate Account Trust.

Charles L. Fuellgraf, Jr.
                     Chief Executive Officer
                     -----------------------
                     Fuellgraf Electric Co., Electrical Construction and Engineering Services, 600 S. Washington St.,
                     Butler, PA  16001

                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company Nationwide Financial Services, Inc.
                     Nationwide Property Management, Inc.
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Underwriters Insurance Company
                     Wausau Service Corporation
                     Chairman of the Board and Director
                     ----------------------------------
                     Nationwide Communications Inc.
                     Nationwide Development Company
                     Trustee
                     -------
                     Nationwide Insurance Enterprise Foundation
                     Nationwide Investing Foundation.

Henry S. Holloway
                     Farm Owner and Operator, 1247 Stafford Road,
                     Darlington, MD  21034
                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Property and Casualty, and Nationwide General Insurance Companies
                     Chairman of the Board and Director
                     ----------------------------------
                     Nationwide Life Insurance Company
                     Nationwide Life and Annuity Insurance Company Nationwide Corporation
                     Director
                     --------
                     Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Property Management, Inc.
                     Nationwide Development Company
                     Nationwide Financial Services, Inc.
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Underwriters Insurance Company
                     Wausau Service Corporation
                     West Coast Life Insurance Company
                     Trustee
                     -------
                     Nationwide Insurance Enterprise Foundation.

Gordon E. McCutchan
                     Executive Vice President-Law and Corporate
                     ------------------------------------------
                     Services and Secretary
                     ----------------------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty, and Nationwide Life and Annuity Insurance Companies
                     NEA Valuebuilder Investor Services, Inc.

                     Nationwide Financial Institution Distributors Agency, Inc.

                     Colonial County Mutual Insurance Company

                     Colonial Insurance Company of California
                     Lone Star General Agency, Inc.

                     Nationwide Communications Inc.

                     Employers Insurance of Wausau A Mutual Company National Premium and Benefit Administration Company

                     Nationwide Community Urban Redevelopment Corporation Nationwide Corporation

                     Nationwide Insurance Enterprise Foundation

                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company

                     Wausau Underwriters Insurance Company
                     Wausau Service Corporation
                     Wausau Business Insurance Company
                     Wausau General Insurance Company

                     West Coast Life Insurance Company
                     Executive Vice President-Law and Corporate Services
                     ---------------------------------------------------

                     Employers Life Insurance Company of Wausau

                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Pension Associates of Wausau, Inc.
                     PEBSCO Securities Corp.
                     Public Employees Benefit Services Corporation Wausau Preferred Health Insurance Company

                     Companies Agency, Inc.
                     Companies Agency of Alabama, Inc.
                     Companies Agency Insurance Services of California Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Countrywide Services Corporation
                     Nationwide Development Company

                     Nationwide Property Management, Inc.

                     Wausau International Underwriters
                     Executive Vice President-Law and Corporate
                     ------------------------------------------
                     Services and Director
                     ---------------------

                     Nationwide Financial Services, Inc.

                     Nationwide Investor Services, Inc.

                     Executive Vice President-Law and Corporate
                     ------------------------------------------
                     Services and Secretary and Director
                     -----------------------------------
                     California Cash Management Company

                     National Casualty Company

                     Nationwide Cash Management Company
                     Nationwide Indemnity Company
                     Vice Chairman and Director
                     --------------------------
                     Neckura Insurance Company
                     Neckura Life Insurance Company
                     Secretary
                     ---------
                     The Beak and Wire Corporation
                     Affiliate Agency, Inc.

                     Affiliate Agency of Ohio, Inc.
                     Financial Horizons Distributors Agency of Alabama, Inc. Financial Horizons Distributors Agency of Ohio, Inc. Financial Horizons Distributors Agency of Oklahoma, Inc. Financial Horizons Securities Corporation
                     Landmark Financial Services of New York, Inc.

                     NEA Valuebuilder Investor Services of Alabama, Inc. NEA Valuebuilder Investor Services of Montana

                     NEA Valuebuilder Investor Services of Nevada
                     NEA Valuebuilder Investor Services of Ohio, Inc.
                     NEA Valuebuilder Investor Services of Oklahoma, Inc.

                     NEA Valuebuilder Investor Services of Wyoming

                     Vice Chairman, Secretary and Director
                     -------------------------------------
                     Gates, McDonald & Company
                     Chairman of the Board, Secretary and Director
                     ---------------------------------------------
                     Gates, McDonald & Company of Nevada
                     Gates, McDonald & Company of New York, Inc.
                     Secretary and Director
                     ----------------------
                     InHealth Agency, Inc.

                     Nationwide HMO, Inc.
                     InHealth Management Systems, Inc.

                     Director
                     --------
                     Leben Direkt Insurance Company

                     MRM Investments, Inc.
                     NWE, Inc.

                     Neckura Holding Company.

D. Richard McFerson
                     President and Chief Executive Officer-Nationwide
                     ------------------------------------------------
                     Insurance Enterprise and Director
                     ---------------------------------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, and Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                     Colonial Insurance Company of California
                     West Coast Life Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Development Company
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     National Casualty Company
                     Nationwide Financial Services, Inc.
                     California Cash Management Company
                     Nationwide Cash Management Company
                     Employers Insurance of Wausau A Mutual Company
                     Wausau Service Corporation
                     Wausau Business Insurance Company
                     Wausau Underwriters Insurance Company
                     Chairman, President and Chief Executive Officer-
                     ------------------------------------------------
                     Nationwide Insurance Enterprise and Director
                     --------------------------------------------

                     American Marine Underwriters, Inc.

                     Companies Agency, Inc.
                     Companies Agency of Alabama, Inc.
                     Companies Agency Insurance Services of California Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Countrywide Services Corporation
                     Employers Life Insurance Company of Wausau

                     Nationwide Financial Institution Distributors Agency, Inc.

                     Wausau International Underwriters
                     Wausau Preferred Health Insurance Company
                     Chairman and Director
                     ---------------------
                     PEBSCO Securities Corp.
                     NEA Valuebuilder Investor Services, Inc.
                     President and Chief Executive Officer and Director
                     --------------------------------------------------
                     Nationwide Indemnity Company
                     Trustee
                     -------
                     Financial Horizons Investment Trust
                     Nationwide Investing Foundation
                     Nationwide Investing Foundation II
                     Nationwide Separate Account Trust
                     Vice Chairman and Chief Executive Officer and Director
                     ------------------------------------------------------
                     Wausau General Insurance Company
                     Chairman of the Board
                     ---------------------
                     Nationwide Insurance Golf Charities, Inc.
                     Chairman of the Board and Director
                     ----------------------------------
                     Lone Star General Agency, Inc.
                     Nationwide Community Urban Redevelopment Corporation Colonial County Mutual Insurance Company
                     Nationwide Property Management, Inc.
                     Vice Chairman, President and Chief Executive
                     --------------------------------------------
                     Officer-Nationwide Insurance Enterprise and Director
                     ----------------------------------------------------
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Chairman of the Board, President and Chief
                     ------------------------------------------
                     Executive Officer-Nationwide Insurance Enterprise
                     -------------------------------------------------
                     and Director
                     ------------
                     Gates, McDonald & Company
                     Nationwide Investor Services, Inc.
                     Public Employees Benefit Services Corporation

                     Director
                     --------

                     Gates, McDonald & Company of Nevada
                     Gates, McDonald & Company of New York
                     Chairman of the Board, President and Chief
                     ------------------------------------------
                     Executive Officer-Nationwide Insurance Enterprise
                     -------------------------------------------------
                     and Trustee
                     -----------
                     Nationwide Insurance Enterprise Foundation.

David O. Miller      President Owen Potato Farm, Inc. and Partner,
                     ---------                            -------

                     M&M Enterprises, 115 Sprague Drive,
                     Hebron, OH 43025

                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty, and Nationwide Life and Annuity Insurance Companies
                     Colonial Insurance Company of California
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Development Company
                     Nationwide Financial Services, Inc.
                     Nationwide Property Management, Inc.
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     West Coast Life Insurance Company
                     Chairman of the Board and Director
                     ----------------------------------
                     Employers Insurance of Wausau A Mutual Company Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     Trustee
                     -------
                     Nationwide Insurance Enterprise Foundation.

C. Ray Noecker       Farm Owner and Operator, 2770 State Route 674
                     South, Ashville, Ohio 43203
                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and
                     Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company
                     Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company.

James Ferry Patterson

                     President, Patterson Farms, Inc.; Vice President,
                     ---------                         --------------

                     Pattersons Inc. 8765 Mulberry Road, Chesterland, OH 44026 Director
                     --------
                     Nationwide Mutual, Nationwide Life, Nationwide
                     General, Nationwide Property and Casualty and
                     Nationwide Life and Annuity Insurance Companies
                     Colonial Insurance Company of California
                     Farmland Mutual Insurance Company
                     Nationwide Financial Services, Inc.
                     National Casualty Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Property Management, Inc.

                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Development Company
                     Employers Insurance of Wausau A Mutual Company

                     Wausau Business Insurance Company
                     Wausau General Insurance Company

                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     West Coast Life Insurance Company
                     Chairman of the Board and Director
                     ----------------------------------
                     Nationwide Mutual Fire Insurance Company
                     Trustee
                     -------
                     Nationwide Insurance Enterprise Foundation.


Robert H. Rickel     Rancher, P.O. Box 319, Bayview, ID  83803

                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Scottsdale Insurance Company
                     Scottsdale Indemnity Company
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     West Coast Life Insurance Company
                     Director and Chairman of the Board
                     ----------------------------------
                     Nationwide General Insurance Company
                     Trustee
                     -------
                     Nationwide Investing Foundation.


Arden L. Shisler     President and CEO, K&B Transport, Inc.; Farm Owner,
                     -----------------
                     1356 North Wenger Road, Dalton, OH  44618

                     Chairman of the Board and Director
                     ----------------------------------
                     Nationwide Mutual Insurance Company
                     Director
                     --------
                     Nationwide Mutual Fire, Nationwide Life,
                     Nationwide General, Nationwide Property and
                     Casualty and Nationwide Life and Annuity Insurance
                     Companies
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Development Company
                     Nationwide Property Management Inc.
                     Scottsdale Insurance Company
                     Scottsdale Indemnity Company
                     West Coast Life Insurance Company
                     Nationwide Financial Services, Inc.

                     Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     Trustee
                     -------
                     Nationwide Insurance Enterprise Foundation.

Robert Leonard Stewart
                     Farm Owner and Operator; Owner, Sunnydale Mining, 88740 Fairview Road, Jewett, OH 43986
                     Chairman of the Board and Director
                     ----------------------------------
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Company.
                     Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Employers Insurance of Wausau A Mutual Company Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company.

Nancy C. Thomas      Farm Owner and Operato, Da-Ma-Lor Farms,
                     10835 Georgetown Road, N.E., Louisville, Ohio 44641
                     Chairman of the Board and Director
                     ----------------------------------
                     Nationwide Property and Casualty Insurance Company
                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General and
                     Nationwide Life and Annuity Insurance Companies
                     Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company
                     Farmland Mutual Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Financial Services, Inc.
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     West Coast Life Insurance Company
                     Trustee
                     -------
                     Nationwide Investing Foundation.

Harold W. Weihl
                     Farm Owner and Operator, 14282 King Road,
                     Bowling Green, Ohio 43402
                     Chairman of the Board and Director
                     ----------------------------------

                     Nationwide Financial Services, Inc.
                     Director
                     --------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies
                     Employers Insurance of Wausau A Mutual Company Nationwide Communications Inc.
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     Trustee
                     -------
                     Nationwide Investing Foundation.


Robert A. Oakley     Executive Vice President-Chief Financial Officer
                     ------------------------------------------------

                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty, and Nationwide Life and Annuity Insurance Companies

                     American Marine Underwriters, Inc.

                     Companies Agency, Inc.
                     Companies Agency of Alabama, Inc.
                     Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Employers Life Insurance Company of Wausau
                     National Casualty Company
                     National Premium and Benefit Administration Company The Beak and Wire Corporation
                     Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company Farmland Mutual Insurance Company

                     Nationwide Financial Institution Distributors Agency, Inc.

                     Lone Star General Agency, Inc.
                     MRM Investments, Inc.
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Development Co.
                     Nationwide Financial Services, Inc.
                     Nationwide Investor Services, Inc.
                     Nationwide Insurance Enterprise Foundation
                     Nationwide Property Management, Inc.
                     NEA Valuebuilder Investor Services, Inc.
                     Colonial County Mutual Insurance Company
                     PEBSCO Securities Corp.

                     Pension Associates of Wausau, Inc.

                     Public Employees Benefit Services Corporation Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Wausau Business Insurance Company

                     Wausau General Insurance Company
                     Wausau Preferred Health Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     West Coast Life Insurance Company

                     Senior Vice President-Chief Financial Officer
                     ---------------------------------------------
                     Countrywide Services Corporation
                     Executive Vice President-Chief Financial Officer
                     ------------------------------------------------
                     and Director
                     ------------

                     California Cash Management Company
                     Nationwide Cash Management Company
                     Nationwide Community Urban Redevelopment Corporation Nationwide Indemnity Company
                     Executive Vice President
                     ------------------------
                     Companies Agency Insurance Services of California

                     Wausau International Underwriters

                     Director
                     --------
                     Auto Direkt Insurance Company
                     Neckura Holding Company
                     Wausau Insurance Company (U.K.) Limited.


Robert J. Woodard, Jr.
                     Executive Vice President-Chief Investment Officer
                     -------------------------------------------------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, Nationwide Property and Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                     Colonial Country Mutual Insurance Company
                     Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company
                     Employers Life Insurance Company of Wausau
                     Farmland Mutual Insurance Company
                     Gates, McDonald & Company
                     Lone Star General Agency, Inc.
                     National Casualty Company
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Financial Services, Inc.
                     Nationwide Indemnity Company
                     Nationwide Insurance Enterprise Foundation
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Preferred Health Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     West Coast Life Insurance Company
                     Director and Senior Vice President
                     ----------------------------------
                     Nationwide Property Management, Inc.
                     President
                     ---------
                     Nationwide Development Company
                     Director and President
                     ----------------------
                     Nationwide Community Urban Redevelopment Corporation
                     MRM Investments, Inc.
                     NWE, Inc.

                     Senior Vice President
                     ---------------------
                     California Cash Management Company
                     Nationwide Cash Management Company.


James F. Laird, Jr.

                     Vice President and General Manager
                     ----------------------------------

                     Nationwide Financial Services, Inc.

                     Vice President and General Manager and Director
                     -----------------------------------------------

                     Nationwide Investors Services, Inc.

                     Treasurer
                     ---------

                     Nationwide Investing Foundation
                     Nationwide Investing Foundation II
                     Nationwide Separate Account Trust

                     Assistant Treasurer
                     -------------------

                     Financial Horizons Investment Trust.

Harry A. Schermer
                     Vice President-Equity Securities
                     --------------------------------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies
                     Nationwide Indemnity Company
                     Vice President-Investments
                     --------------------------
                     Nationwide Financial Services, Inc.
                     Vice President
                     --------------
                     Nationwide Insurance Enterprise Foundation
                     Assistant Treasurer
                     -------------------
                     Financial Horizons Investment Trust
                     Nationwide Separate Account Trust
                     Nationwide Investing Foundation
                     Nationwide Investing Foundation II.

W. Sidney Druen      Senior Vice President and General Counsel and
                     ---------------------------------------------
                     Assistant Secretary
                     -------------------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide
                     Property and Casualty, and Nationwide Life and
                     Annuity Insurance Companies
                     Nationwide Financial Services, Inc.
                     Employers Insurance of Wausau A Mutual Company
                     Employers Life Insurance Company of Wausau
                     Wausau Business Insurance Company

                     Wausau General Insurance Company
                     Wausau Underwriters Insurance Company
                     Wausau Preferred Health Insurance Company

                     Wausau Service Corporation
                     Senior Vice President and General Counsel
                     -----------------------------------------
                     Affiliate Agency, Inc.
                     Affiliate Agency of Ohio, Inc.

                     American Marine Underwriters, Inc.

                     The Beak and Wire Corporation
                     California Cash Management Company

                     Colonial County Mutual Insurance Company

                     Colonial Insurance Company of California
                     Farmland Mutual Insurance Company

                     Nationwide Agribusiness Insurance Company
                     Nationwide Financial Institution Distributors Agency, Inc.

                     Financial Horizons Distributors Agency of Alabama, Inc. Financial Horizons Distributors Agency of Ohio, Inc. Financial Horizons Distributors Agency of Oklahoma, Inc. Financial Horizons Securities Corporation
                     Gates, McDonald & Company
                     Gates, McDonald & Company of Nevada
                     Gates, McDonald & Company of New York
                     Landmark Financial Services of New York, Inc.
                     National Casualty Company
                     Nationwide Cash Management Company
                     Nationwide Communications Inc.
                     Nationwide Corporation

                     Companies Agency, Inc.
                     Companies Agency Insurance Services of California Companies Agency of Alabama, Inc.
                     Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Countrywide Services Corporation
                     Lone Star General Agency Inc.
                     Nationwide Development Company
                     Nationwide Insurance Enterprise Foundation

                     Nationwide Indemnity Company
                     NEA Valuebuilder Investor Services, Inc.
                     NEA Valuebuilder Investor Services of Alabama, Inc.

                     NEA Valuebuilder Investor Services of Montana NEA Valuebuilder Investor Services of Nevada

                     NEA Valuebuilder Investor Services of Ohio, Inc.
                     NEA Valuebuilder Investor Services of Oklahoma, Inc.

                     NEA Valuebuilder Investor Services of Wyoming Nationwide Investor Services, Inc.
                     MRM Investments, Inc.
                     NWE, Inc.
                     Nationwide Property Management, Inc.

                     PEBSCO of Massachusetts Insurance Agency, Inc.
                     PEBSCO Securities Corp.
                     Pension Associates of Wausau, Inc.
                     Public Employees Benefit Services Corporation
                     Public Employees Benefit
                     Services Corporation of Alabama
                     Public Employees Benefit Services Corporation of Arkansas Public Employees Benefit Services Corporation of Montana Public Employees Benefit Services Corporation of New Mexico

                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     West Coast Life Insurance Company
                     Senior Vice President and General Counsel and Director
                     ------------------------------------------------------
                     Nationwide Community Urban Redevelopment Corporation General Counsel
                     ---------------
                     Nationwide Insurance Golf Charities, Inc.


William G. Goslee
                     Treasurer
                     ---------
                     Nationwide Financial Services, Inc.
                     Nationwide Investors Services, Inc.
                     Assistant Treasurer
                     -------------------
                     Nationwide Investing Foundation
                     Nationwide Separate Account Trust
                     Nationwide Investing Foundation II
                     Financial Horizons Investment Trust.


Rae I. Mercer        Secretary
                     ---------
                     Nationwide Financial Services, Inc.
                     Nationwide Investors Services, Inc.
                     Nationwide Investing Foundation
                     Nationwide Separate Account Trust
                     Nationwide Investing Foundation II
                     Financial Horizons Investment Trust.

Peter J. Neckermann
                     Vice President - Economic and Investment Services
                     -------------------------------------------------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, Nationwide Property and
                     Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                     Nationwide Indemnity Company
                     Vice President
                     --------------
                     Nationwide Financial Services, Inc.
                     Director
                     --------
                     Nationwide Investors Services, Inc.
                     Assistant Secretary
                     -------------------
                     West Coast Life Insurance Company
                     Assistant Treasurer
                     -------------------
                     Financial Horizons Investment Trust
                     National Casualty Company
                     National Premium and Benefit Administration Company Nationwide Investing Foundation
                     Nationwide Investing Foundation II
                     Nationwide Separate Account Trust.


Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

     Farmland Mutual Insurance Company
     Nationwide Agribusiness Insurance Company
     1963 Bell Avenue
     Des Moines, Iowa 50315-1000

     Colonial Insurance Company of California
     2390 East Orangewood Avenue
     P.O. Box 4347
     Anaheim, California 92803-4347

     Employers Insurance of Wausau A Mutual Company
     2000 Westwood Drive
     Wausau, Wisconsin 54401-7881

     Scottsdale Insurance Company
     8877 North Gainey Center Drive
     P.O. Box 4110
     Scottsdale, Arizona 85261-4110

     West Coast Life Insurance Company
     343 Sansome Street
     San Francisco, California 94104-1303


     National Casualty Company
     8877 North Gainey Center Drive
     P.O. Box 4110
     Scottsdale, Arizona 85261-4110

     Lone Star General Agency, Inc.
     P.O. Box 14700
     Austin, Texas 78761


     Auto Direkt Insurance Company
     Columbus Insurance Brokerage Service, GMBH
     Neckura General Insurance Company
     Neckura Holding Company
     Neckura Insurance Company
     Neckura Life Insurance Company
     John E. Fisher Str. 1
     61440 Oberursel/Ts.
     Germany


     Nationwide Development Company
     One Nationwide Plaza
     Columbus, Ohio 43215

     Public Employees Benefit Services Corporation
     Two Nationwide Plaza
     Columbus, Ohio 43215

Item 29. Principal Underwriters

         (a) See Item 28 above.

     (b) NATIONWIDE FINANCIAL SERVICES, INC.


               DIRECTORS


NAME                            BUSINESS ADDRESS                TITLE                           POSITION WITH REGISTRANT
Harold W. Weihl                 14282 King Road                 Chairman of Board               N/A
                                Bowling Green, OH 43402         of Directors

Lewis J. Alphin                 519 Bethel Church Road          Director                        N/A
                                Mt. Olive, NC  28365

Willard J. Engel                1100 E. Main Street             Director                        N/A
                                Marshall, MN  56258

Frederick C. Finney             1558 W. Moreland Road           Director                        N/A
                                Wooster, OH 44691

Peter F. Frenzer                One Nationwide Plaza            Director and Vice               Chairman of
                                Columbus, OH 43215              Chairman                        Board of Trustees

Charles L. Fuellgraf, Jr.       600 S. Washington Street        Director                        Trustee
                                Butler, PA 16001

Henry S. Holloway               1247 Stafford Road              Director                        N/A
                                Darlington, MD 21034

Gordon E. McCutchan             One Nationwide Plaza            Director                        N/A
                                Columbus, OH 43215

D. Richard McFerson             One Nationwide Plaza            President and Director          Trustee
                                Columbus, OH 43215              and Chief Executive
                                                                Officer-Nationwide
                                                                Insurance Enterprise

David O. Miller                 115 Sprague Drive               Director                        N/A
                                Hebron, OH  43025

C. Ray Noecker                  2770 St. Rt. 674                Director                        N/A
                                Ashville, OH  43103

James F. Patterson              8765 Mulberry Road              Director                        N/A
                                Chesterland, OH  44026

Robert H. Rickel                P.O. Box 319                    Director                        N/A
                                Bayview, ID 83803

Arden L. Shisler                2724 West Lebanon Road          Director                        N/A
                                Dalton, OH 44618

Robert L. Stewart               88740 Fairview Road             Director                        N/A
                                Jewett, OH 43986

Nancy C. Thomas                 10835 Georgetown St. N.E.       Director                        Trustee
                                Louisville, OH 44641

               OFFICERS


NAME                            BUSINESS ADDRESS                TITLE                           POSITION WITH REGISTRANT
Harold W. Weihl                 14282 King Road                 Chairman of Board of            N/A
                                Bowling Green, OH 43402         Directors

Peter F. Frenzer                One Nationwide Plaza            Vice Chairman and               Chairman of Board
                                Columbus, OH 43215              President                       of Trustees

Robert J. Woodward, Jr.         One Nationwide Plaza            Executive Vice Presi-           N/A
                                                                dent-Chief Investment
                                                                Officer

Gordon E. McCutchan             One Nationwide Plaza            Executive Vice                  N/A
                                Columbus, OH 43215              President-Law and
                                                                Corporate Services

Robert A. Oakley                One Nationwide Plaza            Executive Vice Presi-           N/A
                                Columbus, OH 43215              dent, Chief Financial
                                                                Officer

W. Sidney Druen                 One Nationwide Plaza            Senior Vice President,          Counsel
                                Columbus, OH 43215              General Counsel
                                                                and Assistant Secretary

Peter J. Neckermann             One Nationwide Plaza            Vice President                  Assistant
                                Columbus, OH 43215                                              Treasurer

Harry A. Schermer               One Nationwide Plaza            Vice President-                 Assistant
                                Columbus, OH 43215              Investments                     Treasurer

James F. Laird, Jr.             One Nationwide Plaza            Vice President and              Treasurer
                                Columbus, OH 43215              General Manager

William G. Goslee               One Nationwide Plaza            Treasurer                       Assistant
                                Columbus, OH 43215                                              Treasurer

Rae Mercer                      One Nationwide Plaza            Secretary                       Secretary
                                Columbus, OH 43215



Item 30.  Location of Accounts and Records
          --------------------------------


       William G. Goslee
       Nationwide Financial Services, Inc.
       One Nationwide Plaza
       Columbus, OH  43215


Item 31.  Management Services
          -------------------

       Not applicable.

Item 32. Undertakings
         ------------
         The undersigned Registrant hereby undertakes:

         (a) insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue;

         (b) to seek shareholder approval of the Investment Management Agreement (Exhibit 5), the Underwriting Agreement (Exhibit 6) and the Distribution Plan (Exhibit 15) and ratification of the selection of independent public accountants under the Investment Company Act of 1940 at the first annual or special meeting of shareholders occurring after the effective date of registrant's Registration Statement under the Securities Act of 1933; and

         (c) (i) Registrant will call such a meeting when requested in writing to do so by the holders of not less than 10 percent of its outstanding shares; (ii) whenever ten or more shareholders of record of registrant who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 percent of the outstanding shares of registrant, whichever is less, shall apply to the Trustees of registrant in writing, stating that they wish to communicate with the other shareholders with a view to obtaining signatures to a request for a meeting pursuant to
Section 16(c) of the Investment Company Act of 1940 and accompanied by a form of communication and request which they wish to transmit, registrant shall thereafter comply in all respects with the provisions of said
Section 16(c) insofar as they relate to such shareholder communications.
(iii) to furnish each person to whom a prospectus is delivered, a copy of the Trust's Annual Report upon request and without charge.

                                  SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 9 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on it behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on the 29 day of February, 1996.


                                    FINANCIAL HORIZONS INVESTMENT TRUST

                                    JAMES F. LAIRD, JR.
                                    -----------------------------------
                                    James F. Laird, Jr., Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Regulation Statement has been signed by the following persons in the capacities and on the date indicated.

    Signature and Title                    Titles
    -------------------                    ------
Principal Executive Officer

     PETER F. FRENZER               Trustee and Chairman
-----------------------------
     Peter F. Frenzer

Principal Accounting and
Financial Officer

     JAMES F. LAIRD, JR.            Treasurer
-----------------------------
     James F. Laird, Jr.

     JOHN C. BRYANT                 Trustee
-----------------------------
     John C. Bryant

     ROBERT M. DUNCAN               Trustee
-----------------------------
     Robert M. Duncan

     D. RICHARD McFERSON            Trustee
-----------------------------
     D. Richard McFerson

     THOMAS J. KERR, IV             Trustee
-----------------------------
     Thomas J. Kerr, IV


                                                    JAMES F. LAIRD, JR.
                                                    -----------------------------
                                                    James F. Laird, Jr.
                                                    Attorney-in-Fact
                                                    February 29, 1996